PROSPECTUS
Managers AMG Funds
Filed Pursuant to Rule 497 (c)
File Nos. 333-84639 and 811-09521
March 31, 2014

■ AMG SouthernSun Small Cap Fund
Investor Class: SSSFX	Institutional Class: SSSIX
P083-0414

managersinvest.com	As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

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3-5	Summary of The Fund AMG SouthernSun Small Cap Fund

6-10	Additional Information About the Fund
AMG SouthernSun Small Cap Fund
Summary of the Fund’s Principal Risks
Other Important Information About the Fund and its Investment Strategies and Risks
Fund Management

11-18	Shareholder Guide
Your Account
Choosing a Share Class
Investing Through an Intermediary
Distribution and Service (12b-1) Fees
Transaction Policies
How to Buy or Sell Shares
Investor Services
Certain Federal Income Tax Information

19-20	Financial Highlights

21	How To Contact Us

Managers Investment Group	1

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Summary of The Fund

AMG SouthernSun Small Cap Fund
Investment Objective
The AMG SouthernSun Small Cap Fund's (the “Fund”) investment objective is to provide long-term capital appreciation.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees
(fees paid directly from your investment)
	Investor Class	Institutional Class
Redemption Fee (as a percentage of the amount redeemed, on shares held less than 30 days)[1]	2.00%	2.00%
[1]	Effective May 17, 2014, the Redemption Fee will apply to redemptions made within 60 days of purchase.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Investor Class	Institutional Class
Management Fee	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses[1]	0.11%	0.11%
Acquired Fund Fees and Expenses[1]	0.01%	0.01%
Total Annual Fund Operating Expenses	1.22%	0.97%
1These amounts have been adjusted as necessary from amounts incurred during the Predecessor Fund’s (as defined below) most recent fiscal year to reflect current fees and expenses.
Expense Example
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Investor Class	$124	$387	$670	$1,477
Institutional Class	$ 99	$309	$536	$1,190
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the predecessor to the Fund, SouthernSun Small Cap Fund, a series of Northern Lights Fund Trust (the “Predecessor Fund”), had a portfolio turnover rate of 22% of the average value of its portfolio.
Principal Investment Strategies
SouthernSun Asset Management, LLC (“SouthernSun” or the “Subadvisor”) seeks to achieve the Fund’s investment objective by investing primarily in common stocks of smaller capitalization (“small cap”) U.S. companies that SouthernSun selects using a research-driven, value-oriented investment strategy. The Fund defines small cap securities to include securities of issuers with a market capitalization at the time of purchase within the capitalization range of companies in the Russell 2000® Index during the most recent 12 month period (based on month-end data). This capitalization range will change over time. As of December 31, 2013, the range of this index was $9.6 million to $6.7 billion. Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) measured at the time of purchase in small cap securities.
The Fund’s portfolio typically invests in 20-40 companies SouthernSun believes are niche dominant, attractively-valued with financial flexibility and uniquely-fitted management teams. When selecting companies for investment, SouthernSun seeks opportunities that it believes have the following characteristics:
•	Financial Flexibility: SouthernSun seeks companies that have strong internally generated discretionary cash flow and organic revenue growth.
•	Management Adaptability: SouthernSun seeks management teams with measurable, transparent goals that are held accountable for performance. This applies to all levels of management from the CEO and CFO to the plant/facilities manager.
•	Niche Dominance: SouthernSun seeks companies that it believes exhibit competitive advantages through superior products, process controls and technologies.
The Fund generally seeks to buy and hold stocks for the long-term, but will sell holdings that SouthernSun believes have exceeded their intrinsic market value, become too large a position, experienced a change in fundamentals or are subject to other factors that may contribute to relative under performance. The Fund generally seeks to hold positions in companies as they increase in market capitalization as long as SouthernSun considers the company to remain an attractive investment with capital appreciation potential.

Managers Investment Group	3

Summary of The Fund

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.
Principal Risks
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure.
Focused Investment Risk—a greater percentage of the Fund’s holdings may be focused in a smaller number of securities which may place the Fund at greater risk than a more diversified fund.
Liquidity Risk—particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.
Management Risk—because the Fund is an actively-managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadvisor’s investment techniques and risk analysis will produce the desired result.
Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.
Non-Diversified Fund Risk—the Fund is non-diversified and therefore a greater percentage of holdings may be concentrated in a small number of issuers or a single issuer, which can place the Fund at greater risk.
Small-Capitalization Stock Risk—the stocks of small-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
Value Stock Risk—value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
Performance
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
The performance information shown for the Fund is that of the Predecessor Fund, which was reorganized into the Fund on March 31, 2014, and was managed by SouthernSun with the same investment objective and substantially similar investment strategies as those of the Fund.
The performance information shown assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the index shown in the table. The information in the bar chart is for Investor Class shares of the Fund. Institutional Class shares would have similar annual returns as Investor Class shares because both classes are invested in the same portfolio of securities. However, because Institutional Class shares are subject to different expenses than Investor Class shares, Institutional Class share performance varies. The performance information also reflects the impact of the Fund’s previous contractual expense limitation. If the Predecessor Fund’s investment manager had not agreed to limit expenses, returns would have been lower.
To obtain updated performance information please visit or call 800.835.3879.
Calendar Year Total Returns as of 12/31/13 (Investor Class)
Best Quarter: 31.94% (2nd Quarter 2009)
Worst Quarter: -25.97% (4th Quarter 2008)
Average Annual Total Returns as of 12/31/13
AMG SouthernSun Small Cap Fund	1 Year	5 Years	10 Years	Since Inception
Investor Class Return Before Taxes
	41.98%	28.50%	13.18%	14.33%
Investor Class Return After Taxes on Distributions
	40.19%	27.67%	12.62%	13.77%
Investor Class Return After Taxes on Distributions and Sale of Fund Shares
	25.19%	23.70%	11.00%	12.05%
Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)
	38.82%	20.08%	9.07%	10.01% [1]
Institutional Class Return Before Taxes
	42.34%	-	-	27.95%
Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)
	38.82%	20.08%	9.07%	18.26% [2]
[1]	Index performance shown reflects the performance of the Index since the inception date of the Fund’s Investor Class.
[2]	Index performance shown reflects the performance of the Index since the inception date of the Fund’s Institutional Class.

4	Managers Investment Group

Summary of The Fund

The inception dates for the Investor Class and Institutional Class of the Fund are October 1, 2003, and September 30, 2009, respectively.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.
Portfolio Management
Investment Manager
Managers Investment Group LLC
Subadvisor
SouthernSun Asset Management, LLC
Portfolio Manager
Michael W. Cook, Sr.
Chief Executive Officer and Chief Investment Officer of SouthernSun;
Portfolio Manager of the Fund and the Predecessor Fund since its inception in 2003.
Buying and Selling Fund Shares
Subject to the investment minimums described below, and subject to certain exceptions, purchases of Fund shares are limited to shareholders of the Predecessor Fund as of May 17, 2013, participants in a qualified defined contribution retirement plan that offered the Predecessor Fund as an investment option as of May 17, 2013, and a broker/dealer wrap fee program or financial advisory firm charging asset-based fees with existing accounts as of May 17, 2013 (such firms may purchase shares on behalf of existing clients).
Initial Investment Minimum
Investor Class (all accounts) $1,000
Institutional Class (all accounts): $1,000,000
Additional Investment Minimum
Investor Class (all accounts): $250 ($25 for automatic investment plans)
Institutional Class (all accounts): None
TRANSACTION POLICIES
You may purchase or sell your shares of the Fund any day that the New York Stock Exchange is open for business, either through your registered investment professional or directly to the Fund. Shares may be purchased, sold or exchanged by mail at the address listed below, by phone at 866.672.3863, or by bank wire (if bank wire instructions are on file for your account).
Via Regular Mail
Managers
c/o Gemini Fund Services, LLC
P.O. Box 541150
Omaha, Nebraska 68154-1150
or Overnight Mail
Managers
c/o Gemini Fund Services, LLC
17605 Wright Street, Suite 2
Omaha, Nebraska 68130-2095
Gemini Fund Services, LLC (“Gemini”) will serve as the Fund’s interim transfer agent to facilitate the transition of the Predecessor Fund from the Gemini platform to the Managers AMG Funds service provider platform. BNY Mellon Investment Servicing (US) Inc. will be the Fund’s transfer agent following the transition.
Tax Information
The Fund intends to make distributions that are taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies, including Managers Investment Group LLC (the “Investment Manager”), Managers Distributors, Inc. (“MDI” or the “Distributor”) and the Subadvisor, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Managers Investment Group	5

Additional Information About the Fund

AMG SouthernSun Small Cap Fund
This Fund will invest primarily in the securities and instruments as described in the summary section of the Fund’s Prospectus. This section contains additional information about the Fund’s investment strategies and the investment techniques utilized by the Fund’s Subadvisor in managing the Fund, and also additional information about the Fund's expenses and performance.
ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small cap companies. The Fund will provide its shareholders with at least 60 days’ prior written notice of any change in this policy.
WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION
In selecting a mutual fund, one should consider its overall fit within an asset allocation plan. This Fund may be appropriate as part of your overall investment allocation if you are:
•	Looking to gain exposure to domestic small cap securities.
•	Seeking long-term capital appreciation.
•	Willing to accept short-term volatility of returns.
ADDITIONAL INFORMATION ABOUT THE FUND'S EXPENSES
Under “Fees and Expenses of the Fund” in the summary section of the Fund’s prospectus, because Investor Class and Institutional Class shares commenced operations after the reorganization of the Predecessor Fund on March 31, 2014, expenses for these classes in the “Annual Fund Operating Expenses” table have been adjusted as necessary from amounts incurred during the Predecessor Fund’s most recent fiscal year to reflect current fees and expenses.
The Investment Manager has contractually agreed, through at least January 31, 2017, to waive management fees and/or reimburse the Fund’s expenses in order to limit the total annual fund operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses (the “Excepted Expenses”)) to 1.50% and 1.25% for Investor Class and Institutional Class shares, respectively, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s total annual fund operating expenses (exclusive of the Excepted Expenses), to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated upon termination of the Fund’s investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and Managers AMG Funds’ Board of Trustees.
Portfolio Manager
Michael W. Cook, Sr.
Chief Executive Officer and
Chief Investment Officer
See “Fund Management” below for more information on the portfolio manager.

6	Managers Investment Group

Additional Information About the Fund

Summary of the Fund’s Principal Risks
This section presents more detailed information about the Fund’s risks as described in the summary section of the Fund’s Prospectus. The Fund could be subject to additional risks because the types of investments it makes and market conditions may change over time. The risks are described in alphabetical order and not in the order of importance or potential exposure.
All investments involve some type and level of risk. There is the risk that you will lose money on your investment. Before you invest, please make sure that you have read, and understand, the risk factors that apply to the Fund. To the extent the Fund’s Subadvisor uses quantitative analyses and/or models, any imperfections or limitations in such analyses and/or models could affect the ability of the Subadvisor to implement its strategies. In particular, these analyses and models may make simplifying assumptions that limit their efficacy, may appear to explain prior market data but fail to predict future market events, and may use data that is inaccurate and/or does not include the most recent information about a company or a security. The Fund’s Subadvisor will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired result.
FOCUSED INVESTMENT RISK
A Fund that invests a significant portion of its assets in a relatively small number of securities may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a great adverse impact on the Fund’s net asset value.
LIQUIDITY RISK
Liquidity risk exists when particular investments are difficult to sell. The Fund may not be able to sell these illiquid investments at the best prices. Investments in non-U.S. investments, restricted securities, securities having small market capitalizations, and securities having substantial market and/or credit and counterparty risk tend to involve greater liquidity risk. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. In such cases, the Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, may decline in value or be unable to achieve its desired level of exposure to a certain issuer or sector.
ManagEment RISK
The Fund is subject to management risk because it is an actively managed investment portfolio. Management risk is the chance that security selection or focus on securities in a particular style, market sector or group of companies will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. The Fund’s Subadvisor will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired result.
MARKET RISK
Market prices of investments held by a Fund may fall rapidly or unpredictably and will rise and fall due to changing economic, political, or market conditions or in response to events that affect particular industries or companies. The value of your investment could go up or down depending on market conditions. Equity investments generally have greater price volatility than fixed income investments, although under certain market conditions, fixed income investments may have comparable or greater price volatility.
NON-DIVERSIFIED FUND RISK
Because the Fund is “non-diversified,” it can invest a greater percentage of its assets in a single issuer or a group of issuers, and, as a result, may be subject to greater credit, market, and other risks than a diversified fund. The poor performance by a single issuer may have a greater impact on the performance of a non-diversified fund. A non-diversified fund’s shares tend to be more volatile than shares of a diversified fund and are more susceptible to the risks of focusing investments in a small number of issuers or industries, and the risks of a single economic, political or regulatory occurrence.
small-capitalization stock RISK
The stocks of small-capitalization companies involve more risk than the stocks of larger, more established companies because they often have greater price volatility, lower trading volume, and less liquidity. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. A Fund that invests in small-capitalization companies may underperform other stock funds (such as medium- and large-company stock funds) when stocks of small-capitalization companies are out of favor.
VALUE STOCK RISK
Value stocks present the risk that a stock may decline or never reach what the Subadvisor believes is its full market value, either because the market fails to recognize what the Subadvisor considers to be the company’s true business value or because the Subadvisor’s assessment of the company’s prospects is wrong. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. Value stocks may underperform growth stocks during given periods.

Managers Investment Group	7

Additional Information About the Fund

Other Important Information About the Fund and its Investment Strategies and Risks
In addition to the principal investment strategies described in this Prospectus, the Fund may also make other types of investments, and, therefore, may be subject to other risks. Some of these risks are described in the Fund’s Statement of Additional Information dated March 31, 2014, as supplemented from time to time (the “SAI”).
INVESTMENT OBJECTIVE
The Fund’s investment objective may be changed without shareholder approval.
TEMPORARY DEFENSIVE MEASURES
To respond to adverse market, economic, political or other conditions, the Fund may invest 100% of its total assets, without limitation, in high-quality short-term debt securities and money market instruments, including shares of money market mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements, as a temporary defensive measure. These temporary defensive measures may be inconsistent with the Fund’s investment objective and principal investment strategies. The Fund may not be able to achieve its stated investment objective while taking these defensive measures. Furthermore, to the extent that the Fund invests in money market mutual funds for cash positions, there will be some duplication of expenses because the Fund pays its pro-rata portion of such money market funds’ advisory fees and operational fees. The Fund may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.
PORTFOLIO TURNOVER
As described in the summary section of the Fund’s Prospectus, the Fund may sell any security when it believes the sale is in the Fund’s best interest. This may result in active and frequent trading of portfolio securities which can increase the portfolio turnover. A portfolio turnover rate greater than 100% would indicate that the Fund sold and replaced the entire value of its securities holdings during the previous one-year period. Higher portfolio turnover may adversely affect Fund performance by increasing Fund transaction costs and may increase your tax liability.
PORTFOLIO HOLDINGS
A description of the policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund's SAI, which is available on the Fund's website at www.managersinvest.com.
FUND CLOsure
The Fund is currently closed to new investors, except as noted below. Current shareholders and investors in the categories described below may continue to purchase shares of the Fund. You may purchase additional Fund shares and reinvest dividends and capital gains in the Fund if you are:
•	A Predecessor Fund shareholder as of May 17, 2013;
•	A participant in a qualified defined contribution retirement plan that offered the Predecessor Fund as an investment option as of May 17, 2013; or
•	A broker/dealer wrap fee program or financial advisory firm charging asset-based fees with existing accounts as of May 17, 2013 may purchase shares on behalf of existing clients.
Except as otherwise noted, these restrictions apply to investments made directly with the Fund through its transfer agent, investments made indirectly through financial institutions and investments made indirectly through financial intermediaries. Once an account is closed, additional investments will not be accepted unless you are one of the investors listed above. Investors may be required to demonstrate eligibility to purchase shares of the Fund before an investment is accepted. Fund management reserves the right to (i) make additional exceptions that, in its judgment, do not adversely affect its ability to manage the Fund and accept new shareholders through specified investment advisers or broker dealers from time to time, (ii) reject any investment or refuse any exception, including those detailed above, that it believes will adversely affect its ability to manage the Fund, and (iii) close and re-open the Fund to new or existing shareholders at any time.
Fund Management

The Fund is a series of Managers AMG Funds, a Massachusetts business trust (the “Trust”). The Trust is part of the Managers Family of Funds, a mutual fund family comprised of different funds, each having distinct investment management objectives, strategies, risks, and policies.
The Investment Manager, located at 800 Connecticut Avenue, Norwalk Connecticut, 06854, is a subsidiary of Affiliated Managers Group, Inc. (“AMG”), located at 600 Hale Street, Prides Crossing, Massachusetts 01965. The Investment Manager serves as investment manager and administrator to the Fund and is responsible for the Fund’s overall administration and operations. The Investment
Manager also monitors the performance, security holdings, and investment strategies of the Subadvisor to the Fund. MDI, a wholly-owned subsidiary of the Investment Manager, serves as the Fund’s distributor.
Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Fund participates in a manager of managers structure whereby the Investment Manager serves as the investment manager of the Fund and selects and recommends to the Fund’s Board of Trustees investment advisors (the “subadvisors”) to manage the Fund’s investment portfolio. Under the terms of this exemptive order, the Investment Manager is

8	Managers Investment Group

Additional Information About the Fund

Fund Management (CONTINUED)
able, subject to certain conditions and oversight by the Fund’s Board of Trustees but without shareholder approval, to hire or change the contract terms of unaffiliated subadvisors or the Fund. The Investment Manager, subject to oversight by the Trustees, has ultimate responsibility to oversee the subadvisors and recommend their hiring, termination, and replacement. Shareholders of the Fund continue to have the right to terminate such subadvisory agreements for the Fund at any time by a vote of a majority of the outstanding voting securities of the Fund.
SouthernSun, the Fund’s Subadvisor, has day-to-day responsibility for managing the Fund’s portfolio. SouthernSun, located at 6070 Poplar Avenue, Suite 300, Memphis, Tennessee 38119, is an investment advisor that has been in business since 1989 and also serves as subadvisor to AMG SouthernSun U.S. Equity Fund, a series of the Trust. As of December 31, 2013, SouthernSun had assets under management of approximately $4.5 billion. AMG indirectly owns a majority interest in SouthernSun.
Michael W. Cook, Sr. is the portfolio manager of the Fund and is primarily responsible for the day-to-day management of the Fund. He is supported by SouthernSun’s investment team. Led by Mr. Cook, Sr., the team consists of himself and five analysts, Philip W. Cook, Michael S. Cross, Peter Matthews, S. Elliot Cunningham and James P. Dorman, each of whom is a generalist. The team provides all analysis and company-specific research for current and future portfolio holdings in the Fund. The entire team thoroughly examines each current and future portfolio holding which must meet SouthernSun’s stringent investment criteria. While the team attempts to evaluate all company-specific issues brought forth by the analysts, all final investment and portfolio management decisions are approved by the portfolio manager. Mr. Cook, Sr. is Chief Executive Officer and Chief Investment Officer of SouthernSun. He founded SouthernSun, formerly Cook Mayer Taylor, in 1989, has 25 years of experience as a research analyst and portfolio manager, and has been portfolio manager of the Fund since its inception and of the Predecessor Fund since its inception in 2003.
Members of the investment team:
Michael W. Cook, Sr.
Founder, Chief Executive Officer and Chief Investment Officer
Mr. Cook, Sr. is primarily responsible for the investment of SouthernSun’s domestic and global assets, which include the Fund. In his 25 years of experience as a research analyst and portfolio manager, Mr. Cook has developed a unique investment philosophy and process which serves as the core of the firm’s U.S. and Global Equity strategies. Throughout his career, he has been featured and quoted in The Wall Street Journal and Barron’s and has been a speaker on CNBC, Fox Business News, and Bloomberg TV. He is also a requested presenter on U.S. and Global Small and Mid Cap opportunities at regional U.S. and European investor conferences. Mr. Cook attended Covenant College and the OCCA Business Programme, Wycliffe Hall, University of Oxford, and is a member of the CFA Institute.
Phillip W. Cook
Senior Analyst, Principal
Mr. Cook joined SouthernSun in July 2006. He is responsible for coordination of research and communication within the investment team and is responsible for the research and analysis of existing portfolio companies as well as new ideas. Prior to joining SouthernSun, Mr. Cook served as the Analyst to the Chairman and CEO of Trivest Partners, a Miami-based private equity firm focused on middle-market LBOs. He received his B.S. in International Business, summa cum laude, from Auburn University and has passed Level II of the CFA exam. He also serves as Chairman of the Board for Su Casa Family Ministries.
Michael S. Cross
Senior Analyst, Principal
Mr. Cross joined SouthernSun in June 2008. He is responsible for company research and analysis of current and potential portfolio holdings. Prior to joining SouthernSun, Mr. Cross was an officer of Cummins, Inc. and responsible for leading one of Cummins’ business units. He has Global experience in Sales, Marketing, Finance, Accounting, Logistics, Operations and General Management. He was with Cummins, Inc. for over 24 years. Mr. Cross received his B.S. from Vanderbilt University and an M.B.A. from Vanderbilt’s Owen School with concentrations in Finance, Accounting and Management Information Systems. He has also passed the CPA exam. Mr. Cross serves on the Board of the Neighborhood Christian Center.
Peter Matthews, CPA, CFA
Senior Analyst, Principal
Mr. Matthews joined SouthernSun in December 2006. He is responsible for company research and analysis of current and potential portfolio holdings. Prior to joining SouthernSun, Mr. Matthews worked in operations for Southeastern Asset Management and the Longleaf Partners Funds from April 2005 to September 2006. Mr. Matthews served as staff accountant with Ernst & Young from September 2004 to March 2005. Mr. Matthews graduated from Rhodes College in May 2000 with a major in Economics and subsequently received both his M.B.A. in August of 2003 and M.S. in Accounting in December of 2003 from the University of Memphis. He is a licensed CPA and a CFA charterholder.
S. Elliot Cunningham
Senior Analyst, Principal
Mr. Cunningham joined SouthernSun in 2008. His responsibilities include the research and analysis of investment opportunities and monitoring of existing portfolio companies. Prior to joining SouthernSun, Mr. Cunningham served as an Analyst for RMK Funds at Morgan Asset Management. He received his B.S. in Business Administration, magna cum laude, from Auburn University and has passed Level I of the CFA exam.
James P. Dorman, CFA
Senior Analyst, Principal

Managers Investment Group	9

Additional Information About the Fund

Fund Management (CONTINUED)
Mr. Dorman joined SouthernSun in 2010. His responsibilities include the research and analysis of investment opportunities and monitoring of existing portfolio companies. Prior to joining SouthernSun, Mr. Dorman was the Managing Director of Finance at Mercury Investment Management and was a financial advisor in the Corporate Reporting department at FedEx Corporation. He began his career at PricewaterhouseCoopers LLP, where he focused on financial audits for both public and private companies in the financial services sector. Mr. Dorman received his bachelor's degree in accounting from Auburn University and his M.B.A. from the University of Tennessee. He is a licensed CPA in the state of Tennessee and is a Chartered Financial Analyst (CFA) charterholder.
ADDITIONAL INFORMATION
Additional information regarding other accounts managed by the Fund’s portfolio manager, Mr. Cook, Sr., and his compensation and ownership of Fund shares, is available in the Fund’s SAI.
The Fund is obligated by its Investment Management Agreement to pay an annual management fee to the Investment Manager of 0.85% of the average daily net assets of the Fund. The Investment Manager, in turn, pays SouthernSun all of this fee for its services as Subadvisor. Under a separate Administration and Shareholder Servicing Agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund and receives compensation from the Fund for these services at an annual rate of 0.05% of the Fund’s average daily net assets.
In addition to the expense limitation for the Fund discussed under “Additional Information About the Fund’s Expenses,” above, from time to time in the future SouthernSun may waive all or a portion of its subadvisory fee. In such an event, the Investment Manager will, subject to certain conditions, waive an equal amount of its management fee.
A discussion regarding the basis for the Trust’s Board of Trustees approving the Investment Management Agreement with respect to the Fund between the Trust and the Investment Manager and the Subadvisory Agreement for the Fund between the Investment Manager and the Subadvisor will be available in the Fund’s semi-annual report for the period ending March 31, 2014.

10	Managers Investment Group

Shareholder Guide

Your Account
Subject to the restrictions described above under “Fund Closure,” you may invest in the Fund by purchasing either Investor Class or Institutional Class shares. Each class of shares is subject to different types and levels of expenses and minimum initial investment amounts, as described below.
The Investor Class shares are subject to the expenses of a 12b-1 plan of distribution adopted by the Board of Trustees, which will result in lower total returns than the Institutional Class shares. The net asset value (the “NAV”) per share of the two classes may differ. In all other material respects, the Investor Class shares and Institutional Class shares are the same, each share representing a proportionate interest in the Fund. The Fund and each class of shares is subject to a minimum initial investment amount, as described below.
Your purchase or redemption of Fund shares is based on each class’s share price. The price at which you purchase and redeem your shares is based on the NAV per share next determined after your purchase or redemption order is received on each day the New York Stock Exchange (the “NYSE”) is open for trading. The NAV per share of each class of shares of the Fund is equal to the class’s net worth (assets minus liabilities) divided by the number of shares outstanding for that class. The NAV for each class is calculated at the close of regular business of the NYSE, usually 4:00 p.m. New York time. Purchase orders received after 4:00 p.m. from certain processing organizations that have entered into contractual arrangements with the Fund will also receive that day’s offering price provided that the purchase orders the processing organization transmits to the Fund were received by the processing organization in proper form before 4:00 p.m. Likewise, redemption orders received after 4:00 p.m. from certain processing organizations that have entered into contractual arrangements with the Fund will also be redeemed at the NAV computed that day provided that the orders the processing organization transmits to the Fund were received by the processing organization in proper form before 4:00 p.m.
Current net asset values per share for the Fund are available on the Fund’s website at www.managersinvest.com.
FAIR VALUE POLICY
The Fund’s investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Trust. Under certain circumstances, a Fund investment will be priced based on an evaluation of its fair value, according to procedures established by and under the general supervision of the Board of Trustees. The Fund may use the fair value of a portfolio investment to calculate its NAV in the event that the market quotation, price or market based valuation for the portfolio investment is not deemed to be readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances.
Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets.
The Fund may invest in securities that may be thinly traded. The Board of Trustees has adopted procedures to adjust prices of securities that are judged to be stale so that they reflect fair value.
An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations.

Managers Investment Group	11

Shareholder Guide

Choosing a Share Class
Subject to the restrictions described above under “Fund Closure,” investors can choose among two share classes when investing in the Fund:
•	Investor Class
•	Institutional Class
The classes differ in the way that they deal with Fund expenses. When choosing a share class, it is important to consider these three factors:
•	The amount you plan to invest;
•	Your investment objectives; and
•	The expenses and charges for the class.
We recommend that you discuss your investment goals and choices with your financial professional to determine which share class is right for you.
Investor Class Shares
Investor Class shares have no up-front sales charges or deferred sales charges. Your entire amount invested purchases Fund shares at the Investor Class’s NAV. Shareholders of Investor Class shares pay distribution (12b-1) fees of 0.25%. See “Distribution and Service (12b-1) Fees” below for more information on 12b-1 fees.
Institutional Class Shares
Institutional Class shares have no up-front sales charges or deferred sales charges. Your entire amount invested purchases Fund shares at the Institutional Class’s NAV. The Institutional Class shares do not pay distribution (12b-1) fees.
Investing Through an Intermediary

If you invest through a third party such as a bank, broker-dealer, trust company or other financial intermediary, rather than directly with the Fund, certain purchase and redemption policies, fees, and minimum investment amounts may differ from those described in this Prospectus. The Fund may also participate in programs with national brokerage firms that limit a shareholder’s transaction fees, and the Investor Class shares may pay fees to these firms in return for shareholder servicing provided by these programs. These payments may provide the intermediary with an incentive to favor sales of shares of the Fund over other investment options.
The Investment Manager, Subadvisor and/or the Distributor may pay compensation (directly and not as an expense of the Fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries or service providers in connection with the sale or retention of Fund shares and/or shareholder servicing. This compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of shares of the Fund over other investment options. Any such payments will not change the NAV or the price of the Fund’s shares.
Distribution and Service (12b-1) Fees

The Fund has adopted a Distribution and Service Plan (12b-1 Plan) for the Investor Class that allows the Fund to pay fees for selling and distributing Investor Class shares and for providing service to shareholders in the Investor Class. The 12b-1 fees are paid to the Distributor to cover the Investor Class’s sales, marketing, and promotional expenses. Because 12b-1 fees are deducted from the net assets of the Investor Class on an ongoing basis, they increase the cost of your investment the longer you hold it, and will result in lower total returns and may end up costing you more than other types of sales charges.
Transaction Policies

OPENING YOUR ACCOUNT
You can set up your account either through a registered financial professional or on your own, by submitting your completed application to the Fund with your initial investment. Your account application must be in “good order” before we can process it; that is, the application must contain all of the information and documentation requested. Failing to provide what we request may delay the purchase date or cause us to reject your application and return your investment monies.
BUYING AND SELLING Fund SHARES
Subject to the restrictions described above under “Fund Closure,” you may buy shares of the Fund once you set up an account. You also may buy additional shares or sell your shares any day the NYSE is open for business. When you buy or sell Fund shares, the price is

12	Managers Investment Group

Shareholder Guide

Transaction Policies (CONTINUED)
the NAV per share that is calculated after we receive your order in proper form (less any applicable fees). Each class’s NAV is calculated at the close of regular trading on the NYSE, usually 4:00 p.m. New York time.
REDEMPTION FEES
Prior to May 17, 2014, the Fund will deduct a redemption fee (the “Redemption Fee”) of 2.00% from the proceeds of any redemption of shares if the redemption occurs within 30 days of the purchase of those shares. After May 17, 2014, the Redemption Fee will be deducted from the proceeds of any redemption (including a redemption by exchange) of shares if the redemption occurs within 60 days of the purchase of those shares. Redemption fees are paid to the Fund directly and are designed to offset costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. The Fund reserves the right to waive the redemption fee when the Fund believes such waiver is in the best interests of the Fund.
For the purpose of determining whether a redemption is subject to the Redemption Fee, redemptions of shares of the Fund are conducted on a first in/first out (FIFO) basis such that shares with the longest holding period will be treated as being redeemed first, and shares with the shortest holding period will be treated as being redeemed last.
Waivers of Redemption Fees Prior to May 17, 2014: The Fund has elected not to impose the redemption fee for the following transactions for direct shareholders of Fund shares (if known by the Fund).
•	Redemptions of shares pursuant to certain automatic rebalancing programs;
•	Redemptions requested following the death of a registered shareholder on an account or the settler of a living trust that is the registered shareholder of an account, for shares held in the account at the time of death;
•	Redemptions of shares that were purchased as participant contributions through an employer-sponsored retirement plan;
•	Transaction activity due to processing errors;
•	Shares exchanged from one share class to another within the Fund; and
•	Redemption of shares purchased as part of wrap programs, model-based programs or similar programs through a financial intermediary.
If you have any questions about whether your transaction will be subject to the redemption fee, please call the Fund at 866.672.3863.
PROCESSING ORDERS
If you sell shares in the Fund, the Fund will send your check to the address designated on your account or wire the amount directly to your existing account in a bank or brokerage firm in the United States as designated on your application. Redemption proceeds will be paid by Automated Clearing House (“ACH”), check or wire transfer and normally will be sent by mail or by wire within three business days after receipt of a request in “good order.” If you request that the redemption proceeds be sent to a person, bank or an address other than that of record or paid to someone other than the record owner(s), or if the address was changed within the last 30 days, or if the proceeds of a requested redemption exceed $100,000, the request requires a signature medallion guarantee. If the sale of your shares follows a purchase by check, your redemption proceeds will not be sent until the check used for your purchase has cleared your bank (usually within 10 days).

Managers Investment Group	13

Shareholder Guide

How to Buy or Sell Shares

	If you wish to open an account and buy shares*...	If you wish to add shares to your account*...	If you wish to sell shares*,††...
Through your registered investment professional:	Contact your investment advisor or other investment professional	Send any additional monies to your investment professional to the address on your account statement	Contact your investment advisor or other investment professional
On your own: By mail	Complete the account application, then mail the application and a check payable to the Fund to:
via Regular Mail
Managers
c/o Gemini Fund Services, LLC++
P.O. Box 541150
Omaha, Nebraska 68154-1150
or Overnight Mail
Managers
c/o Gemini Fund Services, LLC++
17605 Wright Street, Suite 2
Omaha, Nebraska 68130-2095	Send a letter of instruction and a check payable to the Fund to:
via Regular Mail
Managers
c/o Gemini Fund Services, LLC++
P.O. Box 541150
Omaha, Nebraska 68154-1150
or Overnight Mail
Managers
c/o Gemini Fund Services, LLC++
17605 Wright Street, Suite 2
Omaha, Nebraska 68130-2095
(Include the name(s) on the account and your account number on your letter of instruction)	Write a letter of instruction containing:
• Name of the Fund
• Dollar amount or number of
shares you wish to sell
• Your name
• Your account number
• Signatures of all account owners
Mail your letter to:
via Regular Mail
Managers
c/o Gemini Fund Services, LLC++
P.O. Box 541150
Omaha, Nebraska 68154-1150
or Overnight Mail
Managers
c/o Gemini Fund Services, LLC++
17605 Wright Street, Suite 2
Omaha, Nebraska 68130-2095
By telephone	Not available	Not available	The telephone redemption privilege is automatically available to all new accounts except retirement accounts. If you do not want the telephone redemption privilege, you must indicate on your account application or you must write to the Fund and instruct it to remove this privilege from your account. To redeem by telephone, call us at 866.672.3863.+++
Individual retirement accounts are not redeemable by telephone.
Over the Internet	Not available	Not available	Not available
By bank wire	Call us at 866.672.3863 for instructions	Call us at 866.672.3863 for instructions and to notify the Fund that a wire transfer is coming.++++ Your bank may charge you a fee for wiring same day funds.	You may request that your redemption proceeds be wired directly to your bank account. Gemini imposes a $15 fee for each wire redemption and deducts the fee directly from your account.
*	Please indicate which class of shares you are buying or selling when you place your order
+	Certain redemptions require a medallion signature guarantee, including redemptions of more than $100,000 for Investor Class and Institutional Class shares. Please see “Signature Guarantee” below for more information. A medallion guarantee is a signature guarantee by any eligible guarantor institution. Telephone redemptions are automatically available to all new accounts except retirement accounts. Individual retirement accounts are not redeemable by telephone. If you own an individual retirement account or other retirement plan, you must indicate on your redemption request whether the Fund should withhold federal income tax. Unless you elect in your redemption request that you do not want to have federal tax withheld, the redemption will be subject to withholding.
++	Gemini will serve as the Fund’s interim transfer agent to facilitate the transition of the Predecessor Fund from the Gemini platform to the Trust’s service provider platform. BNY Mellon Investment Servicing (US) Inc. will be the Fund’s transfer agent following the transition.
+++	The Fund reserves the right to suspend the telephone redemption privileges with respect to your account if the name(s) or the address on the account has been changed within the previous 30 days.
++++	The Fund will normally accept wired funds for investment on the day received if they are received by the Fund’s designated bank before the close of regular trading on the NYSE.

14	Managers Investment Group

Shareholder Guide

How to Buy or Sell Shares (CONTINUED)
INVESTMENT MINIMUMS
Your cash investments in the Fund must be in U.S. dollars. Mail checks payable to the Fund. The Fund will not accept payment in cash, including cashier’s checks or money orders. We also do not accept third-party checks, U.S. Treasury checks or “starter” checks.
Share Class	Initial Investment	Additional Investments
Investor Class (all accounts):	$1,000	$250 ($25 for automatic investment plans)
Institutional Class (all accounts):	$1,000,000	None

The minimum initial and additional investment amounts may be waived for investments by current or retired officers and Trustees of the Trust and other funds of the Managers Family of Funds, as well as their family members; current or retired officers, directors, and employees of AMG and certain participating affiliated companies of AMG; the immediate family members of any such officer, director, or employee (including parents, grandparents, spouses, children, grandchildren, siblings, fathers/mothers-in-law, sisters/brothers-in-law, daughters/sons-in-law, nieces, nephews, and domestic partners); and a trust or plan established primarily for the benefit of any of the foregoing persons. Additionally, the Fund or the Distributor may, in its discretion, waive the minimum initial or additional investment amounts at any time.

Note: Gemini will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Fund, for any check returned to the transfer agent for insufficient funds.

OTHER PURCHASE INFORMATION
Subject to the approval of the Trust and in accordance with the Trust’s policies and procedures, an investor may purchase shares of the Fund with securities that are eligible for purchase by the Fund (consistent with the Fund’s investment policies and restrictions) and that have a value that is readily ascertainable and determined in accordance with the Trust’s valuation policies. These transactions will be effected only if the Investment Manager or the Subadvisor intends to retain the security in the Fund as an investment. Assets purchased by the Fund in such transactions will be valued in generally the same manner as they would be valued for purposes of pricing the Fund’s shares, if such assets were included in the Fund’s assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.
SIGNATURE GUARANTEE
A medallion guarantee is an imprint that verifies the authenticity of your signature. The medallion program offers shareholders added protection because it guarantees that the person who signs the transaction request is the actual shareholder or legally authorized representative. If you wish to change the bank or brokerage account that you have designated on your account, you may do so at any time by writing the Fund with your signature guaranteed if:
•	you request a redemption to be made payable to a person not on record with the Fund;
•	you request that a redemption be mailed to an address other than that on record with the Fund;
•	the proceeds of a requested redemption exceed $100,000
•	any redemption is transmitted by federal wire transfer to a bank other than the bank of record; or
•	your address was changed within 30 days of your redemption request.
We accept medallion imprints from any eligible guarantor institution such as a bank, broker-dealer, credit union, national securities exchange, or savings association. When requesting a medallion signature guarantee from a guarantor institution, please be sure it is issued in an amount that covers your planned transaction. Further documentation will be required if shares are held by a corporation, fiduciary or other organization. A notary public cannot provide a signature guarantee.
UNAUTHORIZED TRANSACTIONS
The Fund is not responsible for any losses due to unauthorized transactions as long as the Fund follows reasonable security procedures designed to verify your identity. It is your responsibility to review and verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange shares by telephone, call the Fund at 866.672.3863 for instructions.
LIMITATIONS ON THE FUND
The Fund may restrict or limit certain transactions, including, but not limited to, the following examples:
•	Redeem your account if its value falls below (i) $1,000 for Investor Class or (ii) $1,000,000 for Institutional Class shares but not until after the Fund gives you at least 60 days’ notice and the opportunity to increase your account balance to the minimum account balance amount. A shareholder’s account will not be closed if the account balance drops below the applicable account minimum due to decline in net asset value;
•	Suspend sales or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings or when the SEC restricts trading;
•	Change the minimum required investment amounts;
•	Delay sending out sales proceeds for up to seven days. This usually applies to very large sales without notice, excessive trading, or during unusual market conditions;
•	Make a redemption-in-kind, a payment in portfolio securities instead of in cash;

Managers Investment Group	15

Shareholder Guide

How to Buy or Sell Shares (CONTINUED)
•	Refuse a buy order for any reason, including your failure to submit a properly completed application; and
•	Impose fees in connection with exchanges or sales.
FREQUENT TRADING POLICY
The Board of Trustees of the Trust has adopted policies and procedures reasonably designed to prevent frequent trading in shares of the Fund. Frequent trading may result from an effort by a shareholder to engage in “market timing.” These activities may disrupt management of the Fund's portfolio, increase the Fund's expenses, and have a negative impact on the Fund's performance. There may be additional risks due to frequent trading activities. As described above, the Fund has adopted procedures to minimize these risks.
Monitoring Trades
To help prevent frequent trading, the Investment Manager monitors the trading activities of Fund accounts on a daily basis, including large accounts maintained directly with the Fund's transfer agent. If the Investment Manager determines that an account shows a pattern of excessive trading and/or excessive exchanging among the Managers Family of Funds, the Investment Manager reviews the account’s activities and may warn the account owner and/or restrict the account. The Investment Manager also notifies the Fund's transfer agent of any restriction and periodically informs the Board of Trustees about the implementation of these frequent trading policies and procedures.
Limiting Trades
The Fund may refuse a purchase order for any reason and will limit or refuse an exchange request if the Investment Manager believes that a shareholder is engaging in market timing activities that may harm the Fund and its shareholders. Transactions accepted by a financial intermediary that violate the Fund's frequent trading policies are not considered to be acceptable by the Fund, and the Fund may reject them on the next business day after the financial intermediary has received them.
Although the Fund uses reasonable efforts to prevent market timing activities in the Fund, its efforts may not always succeed. For example, although the Fund strives to apply these policies and procedures uniformly to all accounts, the Fund receives certain purchase, exchange, and redemption orders through financial intermediaries that maintain omnibus accounts with the Fund. Although the Fund has attempted to put safeguards in place to ensure that financial intermediaries have implemented procedures designed to deter market timing, the Fund's ability to detect frequent trading activities by investors who hold shares through financial intermediaries will still be limited by the ability of the Fund and such intermediaries to monitor for a pattern of excessive trading and/or excessive exchanging within an omnibus account.
Investor Services

AUTOMATIC INVESTMENTS
You may participate in the Fund’s Automatic Investment Plan, an investment plan that automatically moves money from your bank account and invests it in the Fund through the use of electronic funds transfers or automatic bank drafts. You may elect to make subsequent investments by transfers of a minimum of $25 on specified days of each month into your established account. Please contact the Fund at 866.672.3863 for more information about the Fund’s Automatic Investment Plan.
AUTOMATIC REINVESTMENT PLAN
This plan lets you conveniently reinvest your dividends and capital gain distributions in additional shares of the Fund.
AUTOMATIC withdrawal plan
If your individual account, IRA or other qualified plan account has a current account value of at least $10,000, you may participate in the Fund’s Automatic Withdrawal Plan, an investment plan that automatically moves money to your bank account from the Fund through the use of electronic funds transfers. You may elect to make subsequent withdrawals by transfers of a minimum of $50 on specified days of each month into your established bank account. Please contact the Fund at 866.672.3863 for more information about the Fund’s Automatic Withdrawal Plan.
RETIREMENT PLANS
You may hold your shares in a traditional or Roth IRA, which are available to you at no additional cost. Call us at 800.548.4539 to get more information and an IRA kit.
EXCHANGE PRIVILEGES
Exchange privileges will not be available while Gemini serves as the Fund’s interim transfer agent. The Fund will offer exchange privileges, as described below, when BNY Mellon Investment Servicing (US) Inc. begins serving as the Fund’s transfer agent.
To enhance your investment flexibility, we allow you to exchange your shares of the Fund for the same class of shares of other funds in the Trust or for shares of other funds managed by the Investment Manager that are not subject to a sales charge (load), subject to the applicable investment minimum. Not all funds managed by the Investment Manager offer all classes of shares or are open to new investors. In addition to exchanging into other Managers funds described above, you also may exchange your shares of the Fund through the Investment Manager for shares in the Agency share class

16	Managers Investment Group

Shareholder Guide

Investor Services (CONTINUED)
of the JPMorgan Liquid Assets Money Market Fund (the “JPMorgan Fund”). In addition, the following restrictions apply:
•	Except for the JPMorgan Fund, the value of the shares exchanged must meet the minimum purchase requirement of the fund and class for which you are exchanging them. There is no minimum purchase requirement to exchange into the JPMorgan Fund.
•	There is no fee associated with the exchange privilege; however, your exchange may result in tax consequences. For details, see “Taxability of Transactions” below.
•	The exchange privilege is available only if both of the accounts involved in the transaction are registered in the same name with the same address and taxpayer identification number.
You can request your exchange in writing, by telephone (if elected on the application), by Internet, or through your investment advisor, bank, or investment professional. Normally, we will execute the entire exchange transaction in a single business day.
Be sure to read the prospectus of any fund that you are considering for an exchange. Subject to the restrictions above, when you purchase a fund’s shares by exchange, the same terms and conditions that apply to any new investment in that fund also apply to the exchange. The Fund may discontinue, alter, or limit the exchange privileges at any time, subject to applicable law.
ACCOUNT STATEMENTS
The Fund will send you quarterly and yearly statements with details about your account activity. The Fund will also send you a Form 1099-DIV annually (unless your account is an IRA) that shows the tax breakdown of any dividends and distributions you received from your account. In addition, you will receive a confirmation after each trade execution.
COST BASIS REPORTING
Upon the redemption or exchange of your shares in the Fund, the Fund or, if you purchase your shares through a financial intermediary, your financial intermediary, generally will be required to provide you and the IRS with cost basis information. This cost basis reporting requirement is effective for shares purchased, including through dividend reinvestment, on or after January 1, 2012. Please see http://investor.managersinvest.com/home.html or contact the Fund at 866.672.3863, or consult your financial intermediary as appropriate, for more information regarding available methods for cost basis reporting and how to select a particular method. Please consult your tax advisor to determine which available cost basis method is best for you.
DIVIDENDS AND DISTRIBUTIONS
The Fund normally declares and pays any income dividends and net capital gain distributions, if any, annually in December. Most investors have their dividends and distributions reinvested in additional shares, and the Fund will do this automatically unless you request otherwise. You may also change your election any time by giving the Fund written notice at least 10 days before the scheduled payment date.
CHANGES TO YOUR ACCOUNT
The Fund will mail correspondence and other materials to the address on file for you. Please notify the Fund immediately of any changes to your address or to other information that might affect your account.
Certain Federal Income Tax Information

The following tax information is a general summary of certain U.S. federal income tax consequences applicable to an investment in the Fund under the Internal Revenue Code of 1986, as amended and as in effect as of the date of this Prospectus. A more detailed tax discussion is provided in the SAI. The Fund does not intend for this information to address all aspects of taxation that may apply to individual shareholders or to specific types of shareholders such as insurance companies, financial institutions, tax-deferred retirement plans, broker-dealers, and foreign persons, each of whom may qualify for special treatment under U.S. federal income tax laws. You should consult a tax advisor about the U.S. federal, state, local, and foreign tax consequences to you of your investment in the Fund based on your particular circumstances.
The Fund has elected and intends to qualify and be treated each taxable year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation, and consequently a reduction in income available for distribution to shareholders.
TAXABILITY OF DIVIDENDS AND DISTRIBUTIONS
For U.S. federal income tax purposes, distributions of investment income, whether reinvested or taken as cash, are generally taxable to you as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned or is considered to have owned the investments that generated them, rather than how long you have owned your shares.
•	Distributions from the sale of investments that the Fund owns or is considered to have owned for more than one year and that are properly reported by the Fund as capital gain dividends are treated as long-term capital gains includible in your net capital gain and taxed to individuals at reduced rates.

Managers Investment Group	17

Shareholder Guide

Certain Federal Income Tax Information (CONTINUED)
•	Distributions from the sale of investments that the Fund owns or is considered to have owned for one year or less are taxable to you as ordinary income.
•	Properly reported distributions of “qualified dividend income” are taxable to individuals at the rate that applies to net capital gains, provided that both you and the Fund meet certain holding period and other requirements.
•	Effective for taxable years beginning on or after January 1, 2013, a new 3.8% Medicare contribution tax is imposed on the “net investment income” of certain individuals, estates and trusts whose income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends paid by the Fund, including any capital gain dividends, and net gains recognized on the sale, redemption or exchange of shares of the Fund. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in the Fund.
•	Distributions are taxable to you in the same manner whether you receive them in cash or reinvest them in additional shares.
Distributions by the Fund to retirement plans that qualify for tax-exempt treatment under U.S. federal income tax laws are not taxable. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan. You should consult your tax advisor to determine the suitability of the Fund as an investment through your retirement plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in the Fund) from such a plan.
TAXABILITY OF TRANSACTIONS
Any gain or loss that results from the sale, exchange (including an exchange of the Fund's shares for shares of another fund) or redemption of your shares will be treated generally as capital gain or loss for U.S. federal income tax purposes, which will be long-term or short-term depending on how long you have held your shares.
TAX WITHHOLDING
To avoid back-up withholding of U.S. federal income taxes on distributions or sale proceeds, federal law requires you to:
•	Provide your Social Security Number (“SSN”) or other taxpayer identification number (“TIN”);
•	Certify that your SSN or TIN is correct; and
•	Certify that you are not subject to back-up withholding.
In addition, the Fund must also withhold taxes on distributions and sale proceeds if the IRS notifies the Fund that the SSN or TIN you provided is incorrect, or the IRS notifies the Fund that you have failed to properly report certain interest and dividend income.

18	Managers Investment Group

Financial Highlights

The following Financial Highlights tables are intended to help you understand the Fund’s financial performance for the past five fiscal years (or since inception) and are based on the financial information of the Predecessor Fund. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information, derived from the Predecessor Fund’s financial statements and has been audited and reported on by Tait, Weller & Baker, LLP. The report of Tait, Weller & Baker, LLP, along with the Predecessor Fund’s financial statements, are included in the Predecessor Fund’s annual report, which is available upon request.
AMG SouthernSun Small Cap Fund
AMG SouthernSun Small Cap Fund Investor Class	For the fiscal year ended September 30,
	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Year	$21.64	$17.41	$15.94	$12.55	$13.89
Income from Investment Operations:
Net investment income (loss)[1]	0.00 [3]	(0.03)	(0.09)	(0.07)	0.00 [3]
Net realized and unrealized gain (loss) on investments	8.70	5.50	1.56	3.46	(1.16)
Total from investment operations	8.70	5.47	1.47	3.39	(1.16)
Less Distributions to Shareholders from:
Net investment income	(0.10)	—	—	—	—
From net realized gains on investments	(0.78)	(1.24)	—	—	(0.18)
Total distributions	(0.88)	(1.24)	—	—	(0.18)
Paid in capital from redemption fees	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]
Net Asset Value, End of Year	$29.46	$21.64	$17.41	$15.94	$12.55
Total Return[2]	41.42%	32.12%	9.22%	27.01%	(7.92)%
Ratio of net expenses to average net assets (with offsets/ reductions)	1.22%	1.25%	1.42% [4]	1.50% [4]	1.50%
Ratio of expenses to average net assets (without offsets/reductions)	1.22%	1.25%	1.33%	1.43%	1.53%
Ratio of net investment income to average net assets (with offsets/ reductions)	(0.01)%	(0.15)%	(0.44)%	(0.51)%	(0.05)%
Ratio of net investment income (loss) to average net assets (without offsets/reductions)	(0.01)%	(0.15)%	(0.35)%	(0.44)%	(0.08)%
Portfolio turnover	22%	31%	38%	28%	49%
Net assets at end of year (000’s omitted)	$417,148	$214,667	$93,228	$53,504	$59,210

Managers Investment Group	19

Financial Highlights

AMG SouthernSun Small Cap Fund Institutional Class*	For the fiscal year ended September 30,
	2013	2012	2011	2010
Net Asset Value, Beginning of Year	$21.84	$17.52	$15.99	$12.55
Income from Investment Operations:
Net investment income (loss)[1]	0.06	0.03	(0.02)	(0.04)
Net realized and unrealized gain on investments	8.80	5.53	1.55	3.48
Total from investment operations	8.86	5.56	1.53	3.44
Less Distributions to Shareholders from:
Net investment income	(0.16)	—	—	—
From net realized gains on investment	(0.78)	(1.24)	—	—
Total distributions	(0.94)	(1.24)	—	—
Paid in capital from redemption fees	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]
Net Asset Value, End of Year	$29.76	$21.84	$17.52	$15.99
Total Return[2]	41.81%	32.45%	9.57%	27.41%
Ratio of net expenses to average net assets (with offsets/ reductions)	0.97%	1.01%	1.08%	1.19%
Ratio of net investment income to average net assets (with offsets/reductions)	0.24%	0.14%	(0.12)%	(0.25)%

Portfolio turnover	22%	31%	38%	28%
Net assets at end of year (000’s omitted)	$357,624	$138,985	$43,417	$17,781
*The Fund commenced operations on September 30, 2009
[1]	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.
[2]	Total returns are historical and assume changes in shares price and reinvestment of dividends and capital gain distributions, if any.
[3]	Amount is less than $.01 per share.
[4]	Such ratio includes advisors recapture of mixed/reimbursed fees from prior periods.

20	Managers Investment Group

How To Contact Us

AMG SOUTHERNSUN SMALL CAP FUND
INVESTMENT MANAGER AND ADMINISTRATOR
Managers Investment Group LLC
800 Connecticut Avenue
Norwalk, Connecticut 06854
203.299.3500 or 800.835.3879
SUBADVISOR
SouthernSun Asset Management, LLC
6070 Poplar Avenue
Suite 300
Memphis, Tennessee 38119
DISTRIBUTOR
Managers Distributors, Inc.
800 Connecticut Avenue
Norwalk, Connecticut 06854
CUSTODIAN
The Bank of New York Mellon
2 Hanson Place
Brooklyn, New York 10286
LEGAL COUNSEL
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199-3600
*Gemini Fund Services, LLC (“Gemini”) will serve as the Fund’s interim transfer agent, to facilitate the transition of the Predecessor Fund from the Gemini platform to the Trust’s service provider platform. BNY Mellon Investment Servicing (US) Inc. will be the Fund’s transfer agent following the transition.
TRANSFER AGENT*
Gemini Fund Services, LLC
80 Arkay Drive
Hauppauge, New York 11788
866.672.3863
TRUSTEES
Bruce B. Bingham
Christine C. Carsman
William E. Chapman, II
Edward J. Kaier
Kurt Keilhacker
Steven J. Paggioli
Richard F. Powers III
Eric Rakowski
Victoria Sassine
Thomas R. Schneeweis

Managers Investment Group	21

PROSPECTUS
Managers AMG Funds
March 31, 2014

WHERE TO FIND ADDITIONAL INFORMATION
The Fund's Statement of Additional Information (the “SAI”) contains additional information about the Fund and its investments. Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to shareholders. In the Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.
To request free copies of these materials or to make other inquiries, please contact the Fund:
•	By telephone: 800.835.3879
•	By mail: Managers Funds 800 Connecticut Avenue Norwalk, Connecticut 06854-2325
•	On the Internet: Electronic copies are available on our Web site at www.managersinvest.com
Information about the Fund, including the Fund's current SAI and Annual and Semi-Annual Reports, is on file with the Securities and Exchange Commission (the “SEC”). The Fund's SAI is incorporated by reference into (is legally part of) this Prospectus.
Reports and other information about the Fund are also available on the EDGAR database of the SEC’s Web site at http://www.sec.gov. You may obtain copies by electronic request, after paying a duplicating fee, via email to publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520. You may also review and copy information about the Fund at the SEC’s Public Reference Room in Washington, D.C. For access to the Reference Room, call 202.551.8090.
© 2014 Managers Investment Group LLC
Investment Company Act Registration Number 811-09521

managersinvest.com	As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

PROSPECTUS
Managers AMG Funds
Filed Pursuant to Rule 497 (c)
File Nos. 333-84639 and 811-09521
March 31, 2014

■ AMG SouthernSun U.S. Equity Fund
Investor Class: SSEFX	Class C: SSECX	Institutional Class: SSEIX
P082-0414

managersinvest.com	As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

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3-5	Summary of The Fund AMG SouthernSun U.S. Equity Fund

6-10	Additional Information About the Fund
AMG SouthernSun U.S. Equity Fund
Summary of the Fund’s Principal Risks
Other Important Information About the Fund and its Investment Strategies and Risks
Fund Management

11-18	Shareholder Guide
Your Account
Choosing a Share Class
Investing Through an Intermediary
Distribution and Service (12b-1) Fees
Transaction Policies
How to Buy or Sell Shares
Investor Services
Certain Federal Income Tax Information

19-21	Financial Highlights

25	How To Contact Us

Managers Investment Group	1

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Summary of The Fund

AMG SouthernSun U.S. Equity Fund
Investment Objective
The AMG SouthernSun U.S. Equity Fund's (the “Fund”) investment objective is to provide long-term capital appreciation.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees
(fees paid directly from your investment)
	Investor Class	Class C	Institutional Class
Redemption Fee (as a percentage of the amount redeemed, if applicable, on shares held less than 30 days)[1]	2.00%	2.00%	2.00%
[1]	Effective May 17, 2014, the Redemption Fee will apply to redemptions made within 60 days of purchase.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Investor Class	Class C	Institutional Class
Management Fee	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses[1]	0.22%	0.22%	0.22%
Acquired Fund Fees and Expenses[1]	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses	1.35%	2.10%	1.10%
1These amounts have been adjusted as necessary from amounts incurred during the Predecessor Fund’s (as defined below) most recent fiscal year to reflect current fees and expenses.
Expense Example
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Investor Class	$137	$428	$ 739	$1,624
Class C	$213	$658	$1,129	$2,431
Institutional Class	$112	$350	$ 606	$1,340
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the predecessor to the Fund, SouthernSun U.S. Equity Fund, a series of Northern Lights Fund Trust (the “Predecessor Fund”), had a portfolio turnover rate of 25% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in equity securities (common stocks) of U.S. companies. SouthernSun Asset Management, LLC (“SouthernSun” or the “Subadvisor”) seeks to achieve the Fund’s investment objective by investing primarily in common stocks of small to middle capitalization U.S. companies that SouthernSun selects using a research-driven, value-oriented investment strategy. The Fund defines the investable universe of small to middle capitalization securities to include securities of issuers with a market capitalization at the time of purchase within the capitalization range of companies in the Russell 2500® Index and/or the Russell Midcap® Index during the most recent 12 month period (based on month-end data). This capitalization range will change over time. As of December 31, 2013, the range was $9.6 million to $12.7 billion for the Russell 2500® Index and $296.4 million to $31.3 billion for the Russell Midcap® Index.
The Fund’s portfolio typically invests in 20-40 companies SouthernSun believes are niche dominant, attractively-valued with financial flexibility and uniquely-fitted management teams. When selecting companies for investment, SouthernSun seeks opportunities that it believes have the following characteristics:
•	Financial Flexibility: SouthernSun prefers companies that have strong internally generated discretionary cash flow and organic revenue growth.
•	Management Adaptability: SouthernSun prefers management teams with measurable, transparent goals that are held accountable for performance. This applies to multiple levels of management from the CEO and CFO to the plant/facilities manager.
•	Niche Dominance: SouthernSun prefers companies that it believes exhibit competitive advantages through superior products, process controls and technologies.

Managers Investment Group	3

Summary of The Fund

The Fund generally seeks to buy and hold stocks for the long-term, but will sell holdings that SouthernSun believes have exceeded their intrinsic market value, become too large a position, experienced a change in fundamentals or are subject to other factors that may contribute to relative under performance. The Fund generally seeks to hold positions in companies as they increase in market capitalization as long as SouthernSun considers the company to remain an attractive investment with capital appreciation potential.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.
Principal Risks
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure.
Focused Investment Risk—a greater percentage of the Fund’s holdings may be focused in a smaller number of securities which may place the Fund at greater risk than a more diversified fund.
Liquidity Risk—particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.
Management Risk—because the Fund is an actively-managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadvisor’s investment techniques and risk analysis will produce the desired result.
Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.
Non-Diversified Fund Risk—the Fund is non-diversified and therefore a greater percentage of holdings may be concentrated in a small number of issuers or a single issuer, which can place the Fund at greater risk.
Small- and Mid-Capitalization Stock Risk—the stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
Value Stock Risk—value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
Performance
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of two broad-based securities market indices. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
The performance information shown for the Fund is that of the Predecessor Fund, which was reorganized into the Fund on March 31, 2014, and was managed by SouthernSun with the same investment objective and substantially similar investment strategies as those of the Fund.
The performance information shown assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the indices shown in the table. The information in the bar chart is for Investor Class shares of the Fund. Class C and Institutional Class shares would have similar annual returns as Investor Class shares because all of the classes are invested in the same portfolio of securities. However, because Class C and Institutional Class shares are subject to different expenses than Investor Class shares, Class C and Institutional Class share performance varies. The performance information also reflects the impact of the Fund’s previous contractual expense limitation. If the Predecessor Fund’s investment manager had not agreed to limit expenses, returns would have been lower.
To obtain updated performance information please visit or call 800.835.3879.
Calendar Year Total Returns as of 12/31/13 (Investor Class)
Best Quarter: 13.97% (3rd Quarter 2013)
Worst Quarter: 2.87% (2nd Quarter 2013)
Average Annual Total Returns as of 12/31/13
AMG SouthernSun U.S. Equity Fund	1 Year	Since Inception
Investor Class Return Before Taxes
	36.45%	25.20%
Investor Class Return After Taxes on Distributions
	35.96%	23.77%
Investor Class Return After Taxes on Distributions and Sale of Fund Shares
	20.90%	19.46%

4	Managers Investment Group

Summary of The Fund

Average Annual Total Returns as of 12/31/13 (continued)
AMG SouthernSun U.S. Equity Fund	1 Year	Since Inception
Class C Return Before Taxes
	35.47%	24.42%
Institutional Class Return Before Taxes
	36.84%	25.55%
Russell 2500® Index (reflects no deduction for fees, expenses, or taxes)
	36.80%	26.51%
Russell Midcap® Index (reflects no deduction for fees, expenses, or taxes)
	34.76%	24.52%
The inception date for the Fund is April 10, 2012.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only, and after-tax returns for Class C and Institutional Class shares will vary.
Portfolio Management
Investment Manager
Managers Investment Group LLC
Subadvisor
SouthernSun Asset Management, LLC
Portfolio Manager
Michael W. Cook, Sr.
Chief Executive Officer and Chief Investment Officer of SouthernSun;
Portfolio Manager of the Fund and the Predecessor Fund since its inception in 2012.
Buying and Selling Fund Shares
Initial Investment Minimum
Investor Class and Class C (all accounts) $1,000
Institutional Class (all accounts): $1,000,000
Additional Investment Minimum
Investor Class and Class C (all accounts): $250 ($25 for automatic investment plans)
Institutional Class (all accounts): None
TRANSACTION POLICIES
You may purchase or sell your shares of the Fund any day that the New York Stock Exchange is open for business, either through your registered investment professional or directly to the Fund. Shares may be purchased, sold or exchanged by mail at the address listed below, by phone at 866.672.3863, or by bank wire (if bank wire instructions are on file for your account).
Via Regular Mail
Managers
c/o Gemini Fund Services, LLC
P.O. Box 541150
Omaha, Nebraska 68154-1150
or Overnight Mail
Managers
c/o Gemini Fund Services, LLC
17605 Wright Street, Suite 2
Omaha, Nebraska 68130-2095
Gemini Fund Services, LLC (“Gemini”) will serve as the Fund’s interim transfer agent to facilitate the transition of the Predecessor Fund from the Gemini platform to the Managers AMG Funds service provider platform. BNY Mellon Investment Servicing (US) Inc. will be the Fund’s transfer agent following the transition.
Tax Information
The Fund intends to make distributions that are taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies, including Managers Investment Group LLC (the “Investment Manager”), Managers Distributors, Inc. (“MDI” or the “Distributor”) and the Subadvisor, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Managers Investment Group	5

Additional Information About the Fund

AMG SouthernSun U.S. Equity Fund
This Fund will invest primarily in the securities and instruments as described in the summary section of the Fund’s Prospectus. This section contains additional information about the Fund’s investment strategies and the investment techniques utilized by the Fund’s Subadvisor in managing the Fund, and also additional information about the Fund's expenses and performance.
ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in equity securities (common stocks) of U.S. companies. The Fund will provide its shareholders with at least 60 days’ prior written notice of any change in this policy.
WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION
In selecting a mutual fund, one should consider its overall fit within an asset allocation plan. This Fund may be appropriate as part of your overall investment allocation if you are:
•	Looking to gain exposure to domestic equity (primarily small and mid-capitalization) securities.
•	Seeking long-term capital appreciation.
•	Willing to accept short-term volatility of returns.
ADDITIONAL INFORMATION ABOUT THE FUND'S EXPENSES
Under “Fees and Expenses of the Fund” in the summary section of the Fund’s Prospectus, because Investor Class, Class C and Institutional Class shares commenced operations after the reorganization of the Predecessor Fund on March 31, 2014, expenses for these classes in the “Annual Fund Operating Expenses” table have been adjusted as necessary from amounts incurred during the Predecessor Fund’s most recent fiscal year to reflect current fees and expenses.
The Investment Manager has contractually agreed, through at least January 31, 2017, to waive management fees and/or reimburse the Fund’s expenses in order to limit the total annual fund operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses (the “Excepted Expenses”)) to 1.34%, 1.09% and 2.09% for Investor Class, Institutional Class and Class C shares, respectively, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s total annual fund operating expenses (exclusive of the Excepted Expenses) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated upon termination of the Fund’s investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and Managers AMG Funds’ Board of Trustees.
Portfolio Manager
Michael W. Cook, Sr.
Chief Executive Officer and
Chief Investment Officer
See “Fund Management” below for more information on the portfolio manager.

6	Managers Investment Group

Additional Information About the Fund

Summary of the Fund’s Principal Risks
This section presents more detailed information about the Fund’s risks as described in the summary section of the Fund’s Prospectus. The Fund could be subject to additional risks because the types of investments it makes and market conditions may change over time. The risks are described in alphabetical order and not in the order of importance or potential exposure.
All investments involve some type and level of risk. There is the risk that you will lose money on your investment. Before you invest, please make sure that you have read, and understand, the risk factors that apply to the Fund. To the extent the Fund’s Subadvisor uses quantitative analyses and/or models, any imperfections or limitations in such analyses and/or models could affect the ability of the Subadvisor to implement its strategies. In particular, these analyses and models may make simplifying assumptions that limit their efficacy, may appear to explain prior market data but fail to predict future market events, and may use data that is inaccurate and/or does not include the most recent information about a company or a security. The Fund’s Subadvisor will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired result.
FOCUSED INVESTMENT RISK
A Fund that invests a significant portion of its assets in a relatively small number of securities may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a great adverse impact on the Fund’s net asset value.
LIQUIDITY RISK
Liquidity risk exists when particular investments are difficult to sell. The Fund may not be able to sell these illiquid investments at the best prices. Investments in non-U.S. investments, restricted securities, securities having small market capitalizations, and securities having substantial market and/or credit and counterparty risk tend to involve greater liquidity risk. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. In such cases, the Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, may decline in value or be unable to achieve its desired level of exposure to a certain issuer or sector.
ManagEment RISK
The Fund is subject to management risk because it is an actively managed investment portfolio. Management risk is the chance that security selection or focus on securities in a particular style, market sector or group of companies will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. The Fund’s Subadvisor will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired result.
MARKET RISK
Market prices of investments held by a Fund may fall rapidly or unpredictably and will rise and fall due to changing economic, political, or market conditions or in response to events that affect particular industries or companies. The value of your investment could go up or down depending on market conditions. Equity investments generally have greater price volatility than fixed income investments, although under certain market conditions, fixed income investments may have comparable or greater price volatility.
NON-DIVERSIFIED FUND RISK
Because the Fund is “non-diversified,” it can invest a greater percentage of its assets in a single issuer or a group of issuers, and, as a result, may be subject to greater credit, market, and other risks than a diversified fund. The poor performance by a single issuer may have a greater impact on the performance of a non-diversified fund. A non-diversified fund’s shares tend to be more volatile than shares of a diversified fund and are more susceptible to the risks of focusing investments in a small number of issuers or industries, and the risks of a single economic, political or regulatory occurrence.
SMALL- AND MID-CAPITALIZATIOn stock RISK
The stocks of small- and mid-capitalization companies may involve more risk than the stocks of larger, more established companies because they often have greater price volatility, lower trading volume, and less liquidity. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. A Fund that invests in small- and mid-capitalization companies may underperform other stock funds (such as large-company stock funds) when stocks of small- and mid-capitalization companies are out of favor.
VALUE STOCK RISK
Value stocks present the risk that a stock may decline or never reach what the Subadvisor believes is its full market value, either because the market fails to recognize what the Subadvisor considers to be the company’s true business value or because the Subadvisor’s assessment of the company’s prospects is wrong. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. Value stocks may underperform growth stocks during given periods.

Managers Investment Group	7

Additional Information About the Fund

Other Important Information About the Fund and its Investment Strategies and Risks
In addition to the principal investment strategies described in this Prospectus, the Fund may also make other types of investments, and, therefore, may be subject to other risks. Some of these risks are described in the Fund’s Statement of Additional Information dated March 31, 2014, as supplemented from time to time (the “SAI”).
INVESTMENT OBJECTIVE
The Fund’s investment objective may be changed without shareholder approval.
TEMPORARY DEFENSIVE MEASURES
To respond to adverse market, economic, political or other conditions, the Fund may invest 100% of its total assets, without limitation, in high-quality short-term debt securities and money market instruments, including shares of money market mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements, as a temporary defensive measure. These temporary defensive measures may be inconsistent with the Fund’s investment objective and principal investment strategies. The Fund may not be able to achieve its stated investment objective while taking these defensive measures. Furthermore, to the extent that the Fund invests in money market mutual funds for cash positions, there will be some duplication of expenses because the Fund pays its pro-rata portion of such money market funds’ advisory fees and operational fees. The Fund may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.
PORTFOLIO TURNOVER
As described in the summary section of the Fund’s Prospectus, the Fund may sell any security when it believes the sale is in the Fund’s best interest. This may result in active and frequent trading of portfolio securities which can increase the portfolio turnover. A portfolio turnover rate greater than 100% would indicate that the Fund sold and replaced the entire value of its securities holdings during the previous one-year period. Higher portfolio turnover may adversely affect Fund performance by increasing Fund transaction costs and may increase your tax liability.
PORTFOLIO HOLDINGS
A description of the policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund's SAI, which is available on the Fund's website at www.managersinvest.com.
Fund Management

The Fund is a series of Managers AMG Funds, a Massachusetts business trust (the “Trust”). The Trust is part of the Managers Family of Funds, a mutual fund family comprised of different funds, each having distinct investment management objectives, strategies, risks, and policies.
The Investment Manager, located at 800 Connecticut Avenue, Norwalk Connecticut, 06854, is a subsidiary of Affiliated Managers Group, Inc. (“AMG”), located at 600 Hale Street, Prides Crossing, Massachusetts 01965. The Investment Manager serves as investment manager and administrator to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager also monitors the performance, security holdings, and investment strategies of the Subadvisor to the Fund. MDI, a wholly-owned subsidiary of the Investment Manager, serves as the Fund’s distributor.
Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Fund participates in a manager of managers structure whereby the Investment Manager serves as the investment manager of the Fund and selects and recommends to the Fund’s Board of Trustees investment advisors (the “subadvisors”) to manage the Fund’s investment portfolio. Under the terms of this exemptive order, the Investment Manager is able, subject to certain conditions and oversight by the Fund’s Board of Trustees but without shareholder approval, to hire or change the contract terms of unaffiliated subadvisors or the Fund. The Investment Manager, subject to oversight by the Trustees, has ultimate responsibility to oversee the subadvisors and recommend their hiring, termination, and replacement. Shareholders of the Fund continue to have the right to terminate such subadvisory agreements for the Fund at any time by a vote of a majority of the outstanding voting securities of the Fund.
SouthernSun, the Fund’s Subadvisor, has day-to-day responsibility for managing the Fund’s portfolio. SouthernSun, located at 6070 Poplar Avenue, Suite 300, Memphis, Tennessee 38119, is an investment advisor that has been in business since 1989 and also serves as subadvisor to AMG SouthernSun Small Cap Fund, a series of the Trust. As of December 31, 2013, SouthernSun had assets under management of approximately $4.5 billion. AMG indirectly owns a majority interest in SouthernSun.
Michael W. Cook, Sr. is the portfolio manager of the Fund and is primarily responsible for the day-to-day management of the Fund. He is supported by SouthernSun’s investment team. Led by Mr. Cook, Sr., the team consists of himself and five analysts, Philip W. Cook, Michael S. Cross, Peter Matthews, S. Elliot Cunningham and James P. Dorman, each of whom is a generalist. The team provides all analysis and company-specific research for current and future portfolio holdings in the Fund. The entire team thoroughly examines each current and future portfolio holding which must meet SouthernSun’s stringent investment criteria. While the team attempts to evaluate all company-specific issues brought forth by the analysts, all final investment and portfolio management decisions are approved by the portfolio manager. Mr. Cook, Sr. is Chief Executive Officer and Chief Investment Officer of SouthernSun. He founded SouthernSun, formerly Cook Mayer Taylor, in 1989, has 25 years of

8	Managers Investment Group

Additional Information About the Fund

Fund Management (CONTINUED)
experience as a research analyst and portfolio manager, and has been portfolio manager of the Fund since its inception and of the Predecessor Fund since its inception in 2012.
Members of the investment team:
Michael W. Cook, Sr.
Founder, Chief Executive Officer and Chief Investment Officer
Mr. Cook, Sr. is primarily responsible for the investment of SouthernSun’s domestic and global assets, which include the Fund. In his 25 years of experience as a research analyst and portfolio manager, Mr. Cook has developed a unique investment philosophy and process which serves as the core of the firm’s U.S. and Global Equity strategies. Throughout his career, he has been featured and quoted in The Wall Street Journal and Barron’s and has been a speaker on CNBC, Fox Business News, and Bloomberg TV. He is also a requested presenter on U.S. and Global Small and Mid Cap opportunities at regional U.S. and European investor conferences. Mr. Cook attended Covenant College and the OCCA Business Programme, Wycliffe Hall, University of Oxford, and is a member of the CFA Institute.
Phillip W. Cook
Senior Analyst, Principal
Mr. Cook joined SouthernSun in July 2006. He is responsible for coordination of research and communication within the investment team and is responsible for the research and analysis of existing portfolio companies as well as new ideas. Prior to joining SouthernSun, Mr. Cook served as the Analyst to the Chairman and CEO of Trivest Partners, a Miami-based private equity firm focused on middle-market LBOs. He received his B.S. in International Business, summa cum laude, from Auburn University and has passed Level II of the CFA exam. He also serves as Chairman of the Board for Su Casa Family Ministries.
Michael S. Cross
Senior Analyst, Principal
Mr. Cross joined SouthernSun in June 2008. He is responsible for company research and analysis of current and potential portfolio holdings. Prior to joining SouthernSun, Mr. Cross was an officer of Cummins, Inc. and responsible for leading one of Cummins’ business units. He has Global experience in Sales, Marketing, Finance, Accounting, Logistics, Operations and General Management. He was with Cummins, Inc. for over 24 years. Mr. Cross received his B.S. from Vanderbilt University and an M.B.A. from Vanderbilt’s Owen School with concentrations in Finance, Accounting and Management Information Systems. He has also passed the CPA exam. Mr. Cross serves on the Board of the Neighborhood Christian Center.
Peter Matthews, CPA, CFA
Senior Analyst, Principal
Mr. Matthews joined SouthernSun in December 2006. He is responsible for company research and analysis of current and potential portfolio holdings. Prior to joining SouthernSun, Mr. Matthews worked in operations for Southeastern Asset Management and the Longleaf Partners Funds from April 2005 to September 2006. Mr. Matthews served as staff accountant with Ernst & Young from September 2004 to March 2005. Mr. Matthews graduated from Rhodes College in May 2000 with a major in Economics and subsequently received both his M.B.A. in August of 2003 and M.S. in Accounting in December of 2003 from the University of Memphis. He is a licensed CPA and a CFA charterholder.
S. Elliot Cunningham
Senior Analyst, Principal
Mr. Cunningham joined SouthernSun in 2008. His responsibilities include the research and analysis of investment opportunities and monitoring of existing portfolio companies. Prior to joining SouthernSun, Mr. Cunningham served as an Analyst for RMK Funds at Morgan Asset Management. He received his B.S. in Business Administration, magna cum laude, from Auburn University and has passed Level I of the CFA exam.
James P. Dorman, CFA
Senior Analyst, Principal
Mr. Dorman joined SouthernSun in 2010. His responsibilities include the research and analysis of investment opportunities and monitoring of existing portfolio companies. Prior to joining SouthernSun, Mr. Dorman was the Managing Director of Finance at Mercury Investment Management and was a financial advisor in the Corporate Reporting department at FedEx Corporation. He began his career at PricewaterhouseCoopers LLP, where he focused on financial audits for both public and private companies in the financial services sector. Mr. Dorman received his bachelor's degree in accounting from Auburn University and his M.B.A. from the University of Tennessee. He is a licensed CPA in the state of Tennessee and is a Chartered Financial Analyst (CFA) charterholder.
ADDITIONAL INFORMATION
Additional information regarding other accounts managed by the Fund’s portfolio manager, Mr. Cook, Sr., and his compensation and ownership of Fund shares, is available in the Fund’s SAI.
The Fund is obligated by its Investment Management Agreement to pay an annual management fee to the Investment Manager of 0.85% of the average daily net assets of the Fund. The Investment Manager, in turn, pays SouthernSun all of this fee for its services as Subadvisor. Under a separate Administration and Shareholder Servicing Agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund and receives compensation from the Fund for these services at an annual rate of 0.05% of the Fund’s average daily net assets.
In addition to the expense limitation for the Fund discussed under “Additional Information About the Fund’s Expenses” above, from time to time in the future SouthernSun may waive all or a portion of

Managers Investment Group	9

Additional Information About the Fund

Fund Management (CONTINUED)
its subadvisory fee. In such an event, the Investment Manager will, subject to certain conditions, waive an equal amount of its management fee.
A discussion regarding the basis for the Trust’s Board of Trustees approving the Investment Management Agreement with respect to the Fund between the Trust and the Investment Manager and the
Subadvisory Agreement for the Fund between the Investment Manager and the Subadvisor will be available in the Fund’s semi-annual report for the period ending March 31, 2014.

10	Managers Investment Group

Shareholder Guide

Your Account
You may invest in the Fund by purchasing either Investor Class, Class C, or Institutional Class shares. Each class of shares is subject to different types and levels of expenses and minimum initial investment amounts, as described below.
The Investor Class and Class C shares are subject to the expenses of a 12b-1 plan of distribution adopted by the Board of Trustees, which will result in lower total returns than the Institutional Class shares. The net asset value (the “NAV”) per share of the three classes may differ. In all other material respects, the Investor Class shares, Class C shares, and Institutional Class shares are the same, each share representing a proportionate interest in the Fund. The Fund and each class of shares is subject to a minimum initial investment amount, as described below.
Your purchase or redemption of Fund shares is based on each class's share price. The price at which you purchase and redeem your shares is based on the NAV per share next determined after your purchase or redemption order is received on each day the New York Stock Exchange (the “NYSE”) is open for trading. The NAV per share of each class of shares of the Fund is equal to the class's net worth (assets minus liabilities) divided by the number of shares outstanding for that class. The NAV for each class is calculated at the close of regular business of the NYSE, usually 4:00 p.m. New York time. Purchase orders received after 4:00 p.m. from certain processing organizations that have entered into contractual arrangements with the Fund will also receive that day's offering price provided that the purchase orders the processing organization transmits to the Fund were received by the processing organization in proper form before 4:00 p.m. Likewise, redemption orders received after 4:00 p.m. from certain processing organizations that have entered into contractual arrangements with the Fund will also be redeemed at the NAV computed that day provided that the orders the processing organization transmits to the Fund were received by the processing organization in proper form before 4:00 p.m.
Current net asset values per share for the Fund are available on the Fund’s website at www.managersinvest.com.
FAIR VALUE POLICY
The Fund’s investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Trust. Under certain circumstances, a Fund investment will be priced based on an evaluation of its fair value, according to procedures established by and under the general supervision of the Board of Trustees. The Fund may use the fair value of a portfolio investment to calculate its NAV in the event that the market quotation, price or market based valuation for the portfolio investment is not deemed to be readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances.
Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets.
The Fund may invest in securities that may be thinly traded. The Board of Trustees has adopted procedures to adjust prices of securities that are judged to be stale so that they reflect fair value.
An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations.

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Shareholder Guide

Choosing a Share Class
Investors can choose among three share classes when investing in the Fund:
•	Investor Class
•	Class C
•	Institutional Class
The classes differ in the way that they deal with Fund expenses. When choosing a share class, it is important to consider these three factors:
•	The amount you plan to invest;
•	Your investment objectives; and
•	The expenses and charges for the class.
We recommend that you discuss your investment goals and choices with your financial professional to determine which share class is right for you.
Class C Shares
Class C shares have no up-front sales charges or deferred sales charges. Your entire amount invested purchases Fund shares at the class’s NAV. Shareholders of Class C shares pay distribution (12b-1)
fees of 1.00%. See “Distribution and Service (12b-1) Fees” below for more information on 12b-1 fees.
Investor Class Shares
Investor Class shares have no up-front sales charges or deferred sales charges. Your entire amount invested purchases Fund shares at the Investor Class’s NAV. Shareholders of Investor Class shares pay distribution (12b-1) fees of 0.25%. See “Distribution and Service (12b-1) Fees” below for more information on 12b-1 fees.
Institutional Class Shares
Institutional Class shares have no up-front sales charges or deferred sales charges. Your entire amount invested purchases Fund shares at the Institutional Class’s NAV. The Institutional Class shares do not pay distribution (12b-1) fees.
Investing Through an Intermediary

If you invest through a third party such as a bank, broker-dealer, trust company or other financial intermediary, rather than directly with the Fund, certain purchase and redemption policies, fees, and minimum investment amounts may differ from those described in this Prospectus. The Fund may also participate in programs with national brokerage firms that limit a shareholder’s transaction fees, and the Investor Class and Class C shares may pay fees to these firms in return for shareholder servicing provided by these programs. The servicing fees are paid out of the assets of the Investor Class and Class C shares of the fund on an ongoing basis and will increase the cost of your investment in such shares. These payments may provide the intermediary with an incentive to favor sales of shares of the Fund over other investment options.
The Investment Manager, Subadvisor and/or the Distributor may pay compensation (directly and not as an expense of the Fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries or service providers in connection with the sale or retention of Fund shares and/or shareholder servicing. This compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of shares of the Fund over other investment options. Any such payments will not change the NAV or the price of the Fund’s shares.
Distribution and Service (12b-1) Fees

The Fund has adopted a Distribution and Service Plan (12b-1 Plan) for the Investor Class and Class C that allows the Fund to pay fees for selling and distributing such shares and for providing service to shareholders of such shares. The 12b-1 fees are paid to the Distributor to cover the Investor Class’s and Class C’s sales, marketing, and promotional expenses. Because 12b-1 fees are deducted from the net assets of such classes on an ongoing basis, they increase the cost of your investment the longer you hold it, and will result in lower total returns and may end up costing you more than other types of sales charges.

12	Managers Investment Group

Shareholder Guide

Transaction Policies
OPENING YOUR ACCOUNT
You can set up your account either through a registered financial professional or on your own, by submitting your completed application to the Fund with your initial investment. Your account application must be in “good order” before we can process it; that is, the application must contain all of the information and documentation requested. Failing to provide what we request may delay the purchase date or cause us to reject your application and return your investment monies.
BUYING AND SELLING Fund SHARES
You may buy shares of the Fund once you set up an account. You also may buy additional shares or sell your shares any day the NYSE is open for business. When you buy or sell Fund shares, the price is the NAV per share that is calculated after we receive your order in proper form (less any applicable fees). Each class’s NAV is calculated at the close of regular trading on the NYSE, usually 4:00 p.m. New York time.
REDEMPTION FEES
Prior to May 17, 2014, the Fund will deduct a redemption fee (the “Redemption Fee”) of 2.00% from the proceeds of any redemption of shares if the redemption occurs within 30 days of the purchase of those shares. After May 17, 2014, the Redemption Fee will be deducted from the proceeds of any redemption (including a redemption by exchange) of shares if the redemption occurs within 60 days of the purchase of those shares. Redemption fees are paid to the Fund directly and are designed to offset costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. The Fund reserves the right to waive the redemption fee when the Fund believes such waiver is in the best interests of the Fund.
For the purpose of determining whether a redemption is subject to the Redemption Fee, redemptions of shares of the Fund are conducted on a first in/first out (FIFO) basis such that shares with the longest holding period will be treated as being redeemed first, and shares with the shortest holding period will be treated as being redeemed last.
Waivers of Redemption Fees Prior to May 17, 2014: The Fund has elected not to impose the redemption fee for the following transactions for direct shareholders of Fund shares (if known by the Fund).
•	Redemptions of shares pursuant to certain automatic rebalancing programs;
•	Redemptions requested following the death of a registered shareholder on an account or the settler of a living trust that is the registered shareholder of an account, for shares held in the account at the time of death;
•	Redemptions of shares that were purchased as participant contributions through an employer-sponsored retirement plan;
•	Transaction activity due to processing errors;
•	Shares exchanged from one share class to another within the Fund; and
•	Redemption of shares purchased as part of wrap programs, model-based programs or similar programs through a financial intermediary.
If you have any questions about whether your transaction will be subject to the redemption fee, please call the Fund at 866.672.3863.
PROCESSING ORDERS
If you sell shares in the Fund, the Fund will send your check to the address designated on your account or wire the amount directly to your existing account in a bank or brokerage firm in the United States as designated on your application. Redemption proceeds will be paid by Automated Clearing House (“ACH”), check or wire transfer and normally will be sent by mail or by wire within three business days after receipt of a request in “good order.” If you request that the redemption proceeds be sent to a person, bank or an address other than that of record or paid to someone other than the record owner(s), or if the address was changed within the last 30 days, or if the proceeds of a requested redemption exceed $100,000, the request requires a signature medallion guarantee. If the sale of your shares follows a purchase by check, your redemption proceeds will not be sent until the check used for your purchase has cleared your bank (usually within 10 days).

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Shareholder Guide

How to Buy or Sell Shares

	If you wish to open an account and buy shares*...	If you wish to add shares to your account*...	If you wish to sell shares*,††...
Through your registered investment professional:	Contact your investment advisor or other investment professional	Send any additional monies to your investment professional to the address on your account statement	Contact your investment advisor or other investment professional
On your own: By mail	Complete the account application, then mail the application and a check payable to the Fund to:
via Regular Mail
Managers
c/o Gemini Fund Services, LLC++
P.O. Box 541150
Omaha, Nebraska 68154-1150
or Overnight Mail
Managers
c/o Gemini Fund Services, LLC++
17605 Wright Street, Suite 2
Omaha, Nebraska 68130-2095	Send a letter of instruction and a check payable to the Fund to:
via Regular Mail
Managers
c/o Gemini Fund Services, LLC++
P.O. Box 541150
Omaha, Nebraska 68154-1150
or Overnight Mail
Managers
c/o Gemini Fund Services, LLC++
17605 Wright Street, Suite 2
Omaha, Nebraska 68130-2095
(Include the name(s) on the account and your account number on your letter of instruction)	Write a letter of instruction containing:
• Name of the Fund
• Dollar amount or number of
shares you wish to sell
• Your name
• Your account number
• Signatures of all account owners
Mail your letter to:
via Regular Mail
Managers
c/o Gemini Fund Services, LLC++
P.O. Box 541150
Omaha, Nebraska 68154-1150
or Overnight Mail
Managers
c/o Gemini Fund Services, LLC++
17605 Wright Street, Suite 2
Omaha, Nebraska 68130-2095
By telephone	Not available	Not available	The telephone redemption privilege is automatically available to all new accounts except retirement accounts. If you do not want the telephone redemption privilege, you must indicate on your account application or you must write to the Fund and instruct it to remove this privilege from your account. To redeem by telephone, call us at 866.672.3863.+++
Individual retirement accounts are not redeemable by telephone.
Over the Internet	Not available	Not available	Not available
By bank wire	Call us at 866.672.3863 for instructions	Call us at 866.672.3863 for instructions and to notify the Fund that a wire transfer is coming.++++ Your bank may charge you a fee for wiring same day funds.	You may request that your redemption proceeds be wired directly to your bank account. Gemini imposes a $15 fee for each wire redemption and deducts the fee directly from your account.
*	Please indicate which class of shares you are buying or selling when you place your order
+	Certain redemptions require a medallion signature guarantee, including redemptions of more than $100,000 for Investor Class, Class C and Institutional Class shares. Please see “Signature Guarantee” below for more information. A medallion guarantee is a signature guarantee by any eligible guarantor institution. Telephone redemptions are automatically available to all new accounts except retirement accounts. Individual retirement accounts are not redeemable by telephone. If you own an individual retirement account or other retirement plan, you must indicate on your redemption request whether the Fund should withhold federal income tax. Unless you elect in your redemption request that you do not want to have federal tax withheld, the redemption will be subject to withholding.
++	Gemini will serve as the Fund’s interim transfer agent to facilitate the transition of the Predecessor Fund from the Gemini platform to the Trust’s service provider platform. BNY Mellon Investment Servicing (US) Inc. will be the Fund’s transfer agent following the transition.
+++	The Fund reserves the right to suspend the telephone redemption privileges with respect to your account if the name(s) or the address on the account has been changed within the previous 30 days.
++++	The Fund will normally accept wired funds for investment on the day received if they are received by the Fund’s designated bank before the close of regular trading on the NYSE.

14	Managers Investment Group

Shareholder Guide

How to Buy or Sell Shares (CONTINUED)
INVESTMENT MINIMUMS
Your cash investments in the Fund must be in U.S. dollars. Mail checks payable to the Fund. The Fund will not accept payment in cash, including cashier’s checks or money orders. We also do not accept third-party checks, U.S. Treasury checks or “starter” checks.
Share Class	Initial Investment	Additional Investments
Investor Class and Class C (all accounts):	$1,000	$250 ($25 for automatic investment plans)
Institutional Class (all accounts):	$1,000,000	None

The minimum initial and additional investment amounts may be waived for investments by current or retired officers and Trustees of the Trust and other funds of the Managers Family of Funds, as well as their family members; current or retired officers, directors, and employees of AMG and certain participating affiliated companies of AMG; the immediate family members of any such officer, director, or employee (including parents, grandparents, spouses, children, grandchildren, siblings, fathers/mothers-in-law, sisters/brothers-in-law, daughters/sons-in-law, nieces, nephews, and domestic partners); and a trust or plan established primarily for the benefit of any of the foregoing persons. Additionally, the Fund or the Distributor may, in its discretion, waive the minimum initial or additional investment amounts at any time.

Note: Gemini will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Fund, for any check returned to the transfer agent for insufficient funds.

OTHER PURCHASE INFORMATION
Subject to the approval of the Trust and in accordance with the Trust’s policies and procedures, an investor may purchase shares of the Fund with securities that are eligible for purchase by the Fund (consistent with the Fund’s investment policies and restrictions) and that have a value that is readily ascertainable and determined in accordance with the Trust’s valuation policies. These transactions will be effected only if the Investment Manager or the Subadvisor intends to retain the security in the Fund as an investment. Assets purchased by the Fund in such transactions will be valued in generally the same manner as they would be valued for purposes of pricing the Fund’s shares, if such assets were included in the Fund’s assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.
SIGNATURE GUARANTEE
A medallion guarantee is an imprint that verifies the authenticity of your signature. The medallion program offers shareholders added protection because it guarantees that the person who signs the transaction request is the actual shareholder or legally authorized representative. If you wish to change the bank or brokerage account that you have designated on your account, you may do so at any time by writing the Fund with your signature guaranteed if:
•	you request a redemption to be made payable to a person not on record with the Fund;
•	you request that a redemption be mailed to an address other than that on record with the Fund;
•	the proceeds of a requested redemption exceed $100,000
•	any redemption is transmitted by federal wire transfer to a bank other than the bank of record; or
•	your address was changed within 30 days of your redemption request.
We accept medallion imprints from any eligible guarantor institution such as a bank, broker-dealer, credit union, national securities exchange, or savings association. When requesting a medallion signature guarantee from a guarantor institution, please be sure it is issued in an amount that covers your planned transaction. Further documentation will be required if shares are held by a corporation, fiduciary or other organization. A notary public cannot provide a signature guarantee.
UNAUTHORIZED TRANSACTIONS
The Fund is not responsible for any losses due to unauthorized transactions as long as the Fund follows reasonable security procedures designed to verify your identity. It is your responsibility to review and verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange shares by telephone, call the Fund at 866.672.3863 for instructions.
LIMITATIONS ON THE FUND
The Fund may restrict or limit certain transactions, including, but not limited to, the following examples:
•	Redeem your account if its value falls below (i) $1,000 for Investor Class or Class C shares or (ii) $1,000,000 for Institutional Class shares but not until after the Fund gives you at least 60 days’ notice and the opportunity to increase your account balance to the minimum account balance amount. A shareholder’s account will not be closed if the account balance drops below the applicable account minimum due to decline in net asset value;
•	Suspend sales or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings or when the SEC restricts trading;
•	Change the minimum required investment amounts;
•	Delay sending out sales proceeds for up to seven days. This usually applies to very large sales without notice, excessive trading, or during unusual market conditions;
•	Make a redemption-in-kind, a payment in portfolio securities instead of in cash;

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Shareholder Guide

How to Buy or Sell Shares (CONTINUED)
•	Refuse a buy order for any reason, including your failure to submit a properly completed application and;
•	Impose fees in connection with exchanges or sales.
FREQUENT TRADING POLICY
The Board of Trustees of the Trust has adopted policies and procedures reasonably designed to prevent frequent trading in shares of the Fund. Frequent trading may result from an effort by a shareholder to engage in “market timing.” These activities may disrupt management of the Fund's portfolio, increase the Fund's expenses, and have a negative impact on the Fund's performance. There may be additional risks due to frequent trading activities. As described above, the Fund has adopted procedures to minimize these risks.
Monitoring Trades
To help prevent frequent trading, the Investment Manager monitors the trading activities of Fund accounts on a daily basis, including large accounts maintained directly with the Fund's transfer agent. If the Investment Manager determines that an account shows a pattern of excessive trading and/or excessive exchanging among the Managers Family of Funds, the Investment Manager reviews the account’s activities and may warn the account owner and/or restrict the account. The Investment Manager also notifies the Fund's transfer agent of any restriction and periodically informs the Board of Trustees about the implementation of these frequent trading policies and procedures.
Limiting Trades
The Fund may refuse a purchase order for any reason and will limit or refuse an exchange request if the Investment Manager believes that a shareholder is engaging in market timing activities that may harm the Fund and its shareholders. Transactions accepted by a financial intermediary that violate the Fund's frequent trading policies are not considered to be acceptable by the Fund, and the Fund may reject them on the next business day after the financial intermediary has received them.
Although the Fund uses reasonable efforts to prevent market timing activities in the Fund, its efforts may not always succeed. For example, although the Fund strives to apply these policies and procedures uniformly to all accounts, the Fund receives certain purchase, exchange, and redemption orders through financial intermediaries that maintain omnibus accounts with the Fund. Although the Fund has attempted to put safeguards in place to ensure that financial intermediaries have implemented procedures designed to deter market timing, the Fund's ability to detect frequent trading activities by investors who hold shares through financial intermediaries will still be limited by the ability of the Fund and such intermediaries to monitor for a pattern of excessive trading and/or excessive exchanging within an omnibus account.
Investor Services

AUTOMATIC INVESTMENTS
You may participate in the Fund’s Automatic Investment Plan, an investment plan that automatically moves money from your bank account and invests it in the Fund through the use of electronic funds transfers or automatic bank drafts. You may elect to make subsequent investments by transfers of a minimum of $25 on specified days of each month into your established account. Please contact the Fund at 866.672.3863 for more information about the Fund’s Automatic Investment Plan.
AUTOMATIC REINVESTMENT PLAN
This plan lets you conveniently reinvest your dividends and capital gain distributions in additional shares of the Fund.
AUTOMATIC withdrawal plan
If your individual account, IRA or other qualified plan account has a current account value of at least $10,000, you may participate in the Fund’s Automatic Withdrawal Plan, an investment plan that automatically moves money to your bank account from the Fund through the use of electronic funds transfers. You may elect to make subsequent withdrawals by transfers of a minimum of $50 on specified days of each month into your established bank account. Please contact the Fund at 866.672.3863 for more information about the Fund’s Automatic Withdrawal Plan.
RETIREMENT PLANS
You may hold your shares in a traditional or Roth IRA, which are available to you at no additional cost. Call us at 800.548.4539 to get more information and an IRA kit.
EXCHANGE PRIVILEGES
Exchange privileges will not be available while Gemini serves as the Fund’s interim transfer agent. The Fund will offer exchange privileges, as described below, when BNY Mellon Investment Servicing (US) Inc. begins serving as the Fund’s transfer agent.
To enhance your investment flexibility, we allow you to exchange your shares of the Fund for the same class of shares of other funds in the Trust or for shares of other funds managed by the Investment Manager that are not subject to a sales charge (load), subject to the applicable investment minimum. Not all funds managed by the Investment Manager offer all classes of shares or are open to new investors. In addition to exchanging into other Managers funds described above, you also may exchange your shares of the Fund through the Investment Manager for shares in the Agency share class

16	Managers Investment Group

Shareholder Guide

Investor Services (CONTINUED)
of the JPMorgan Liquid Assets Money Market Fund (the “JPMorgan Fund”). In addition, the following restrictions apply:
•	Except for the JPMorgan Fund, the value of the shares exchanged must meet the minimum purchase requirement of the fund and class for which you are exchanging them. There is no minimum purchase requirement to exchange into the JPMorgan Fund.
•	There is no fee associated with the exchange privilege; however, your exchange may result in tax consequences. For details, see “Taxability of Transactions” below.
•	The exchange privilege is available only if both of the accounts involved in the transaction are registered in the same name with the same address and taxpayer identification number.
You can request your exchange in writing, by telephone (if elected on the application), by Internet, or through your investment advisor, bank, or investment professional. Normally, we will execute the entire exchange transaction in a single business day.
Be sure to read the prospectus of any fund that you are considering for an exchange. Subject to the restrictions above, when you purchase a fund’s shares by exchange, the same terms and conditions that apply to any new investment in that fund also apply to the exchange. The Fund may discontinue, alter, or limit the exchange privileges at any time, subject to applicable law.
ACCOUNT STATEMENTS
The Fund will send you quarterly and yearly statements with details about your account activity. The Fund will also send you a Form 1099-DIV annually (unless your account is an IRA) that shows the tax breakdown of any dividends and distributions you received from your account. In addition, you will receive a confirmation after each trade execution.
COST BASIS REPORTING
Upon the redemption or exchange of your shares in the Fund, the Fund or, if you purchase your shares through a financial intermediary, your financial intermediary, generally will be required to provide you and the IRS with cost basis information. This cost basis reporting requirement is effective for shares purchased, including through dividend reinvestment, on or after January 1, 2012. Please see http://investor.managersinvest.com/home.html or contact the Fund at 866.672.3863, or consult your financial intermediary as appropriate, for more information regarding available methods for cost basis reporting and how to select a particular method. Please consult your tax advisor to determine which available cost basis method is best for you.
DIVIDENDS AND DISTRIBUTIONS
The Fund normally declares and pays any income dividends and net capital gain distributions, if any, annually in December. Most investors have their dividends and distributions reinvested in additional shares, and the Fund will do this automatically unless you request otherwise. You may also change your election any time by giving the Fund written notice at least 10 days before the scheduled payment date.
CHANGES TO YOUR ACCOUNT
The Fund will mail correspondence and other materials to the address on file for you. Please notify the Fund immediately of any changes to your address or to other information that might affect your account.
Certain Federal Income Tax Information

The following tax information is a general summary of certain U.S. federal income tax consequences applicable to an investment in the Fund under the Internal Revenue Code of 1986, as amended and as in effect as of the date of this Prospectus. A more detailed tax discussion is provided in the SAI. The Fund does not intend for this information to address all aspects of taxation that may apply to individual shareholders or to specific types of shareholders such as insurance companies, financial institutions, tax-deferred retirement plans, broker-dealers, and foreign persons, each of whom may qualify for special treatment under U.S. federal income tax laws. You should consult a tax advisor about the U.S. federal, state, local, and foreign tax consequences to you of your investment in the Fund based on your particular circumstances.
The Fund has elected and intends to qualify and be treated each taxable year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation, and consequently a reduction in income available for distribution to shareholders.
TAXABILITY OF DIVIDENDS AND DISTRIBUTIONS
For U.S. federal income tax purposes, distributions of investment income, whether reinvested or taken as cash, are generally taxable to you as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned or is considered to have owned the investments that generated them, rather than how long you have owned your shares.
•	Distributions from the sale of investments that the Fund owns or is considered to have owned for more than one year and that are properly reported by the Fund as capital gain dividends are treated as long-term capital gains includible in your net capital gain and taxed to individuals at reduced rates.

Managers Investment Group	17

Shareholder Guide

Certain Federal Income Tax Information (CONTINUED)
•	Distributions from the sale of investments that the Fund owns or is considered to have owned for one year or less are taxable to you as ordinary income.
•	Properly reported distributions of “qualified dividend income” are taxable to individuals at the rate that applies to net capital gains, provided that both you and the Fund meet certain holding period and other requirements.
•	Effective for taxable years beginning on or after January 1, 2013, a new 3.8% Medicare contribution tax is imposed on the “net investment income” of certain individuals, estates and trusts whose income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends paid by the Fund, including any capital gain dividends, and net gains recognized on the sale, redemption or exchange of shares of the Fund. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in the Fund.
•	Distributions are taxable to you in the same manner whether you receive them in cash or reinvest them in additional shares.
Distributions by the Fund to retirement plans that qualify for tax-exempt treatment under U.S. federal income tax laws are not taxable. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan. You should consult your tax advisor to determine the suitability of the Fund as an investment through your retirement plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in the Fund) from such a plan.
TAXABILITY OF TRANSACTIONS
Any gain or loss that results from the sale, exchange (including an exchange of the Fund's shares for shares of another fund) or redemption of your shares will be treated generally as capital gain or loss for U.S. federal income tax purposes, which will be long-term or short-term depending on how long you have held your shares.
TAX WITHHOLDING
To avoid back-up withholding of U.S. federal income taxes on distributions or sale proceeds, federal law requires you to:
•	Provide your Social Security Number (“SSN”) or other taxpayer identification number (“TIN”);
•	Certify that your SSN or TIN is correct; and
•	Certify that you are not subject to back-up withholding.
In addition, the Fund must also withhold taxes on distributions and sale proceeds if the IRS notifies the Fund that the SSN or TIN you provided is incorrect, or the IRS notifies the Fund that you have failed to properly report certain interest and dividend income.

18	Managers Investment Group

Financial Highlights

The following Financial Highlights tables are intended to help you understand the Fund’s financial performance for the past five fiscal years (or since inception) and are based on the financial information of the Predecessor Fund. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information, derived from the Predecessor Fund’s financial statements and has been audited and reported on by Tait, Weller & Baker, LLP. The report of Tait, Weller & Baker, LLP, along with the Predecessor Fund’s financial statements, are included in the Predecessor Fund’s annual report, which is available upon request.
AMG SouthernSun U.S. Equity Fund
AMG SouthernSun U.S. Equity Fund Investor Class	For the fiscal year ended September 30,
	2013	2012
Net Asset Value, Beginning of Year	$10.09	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.01)	0.01
Net realized and unrealized gain (loss) on investments	3.86	0.08
Total from investment operations	3.85	0.09
Less Distributions to Shareholders from:
Net investment income	(0.07)	—
From net realized gains on investments	(0.82)	—
Total distributions	(0.89)	—
Paid in capital from redemption fees	0.00 [3]	0.00 [3]
Net Asset Value, End of Year	$13.05	$10.09
Total Return[2]	40.83%	0.90%
Ratio of net expenses to average net assets (with offsets/ reductions)	1.30%	1.15% [4]
Ratio of expenses to average net assets (without offsets/reductions)	1.55%	3.06% [4]
Ratio of net investment income to average net assets (with offsets/ reductions)	(0.04)%	0.20% [4]
Ratio of net investment income (loss) to average net assets (without offsets/reductions)	(0.29)%	(1.71)% [4]
Portfolio turnover	25%	49%
Net assets at end of year (000’s omitted)	$22,653	$263

Managers Investment Group	19

Financial Highlights

AMG SouthernSun U.S. Equity Fund Institutional Class*	For the fiscal year ended September 30,
	2013	2012
Net Asset Value, Beginning of Year	$10.11	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.02	0.02
Net realized and unrealized gain on investments	3.85	0.09
Total from investment operations	3.87	0.11
Less Distributions to Shareholders from:
Net investment income	(0.08)	—
From net realized gains on investments	(0.82)	—
Total distributions	(0.90)	—
Paid in capital from redemption fees	0.00 [3]	0.00 [3]
Net Asset Value, End of Year	$13.08	$10.11
Total Return[2]	41.02%	1.10%
Ratio of net expenses to average net assets (with offsets/ reductions)	1.05%	0.90% [4]
Ratio of expenses to average net assets (without offsets/reductions)	1.30%	2.81% [4]
Ratio of net investment income to average net assets (with offsets)	0.21%	0.45% [4]
Ratio of net investment income (loss) to average net assets (without offsets/reductions)	(0.04%)	(1.46%) [4]

Portfolio turnover	25%	49%
Net assets at end of year (000’s omitted)	$209,419	$11,502

20	Managers Investment Group

Financial Highlights

AMG SouthernSun U.S. Equity Fund Class C*	For the fiscal year ended September 30,
	2013	2012
Net Asset Value, Beginning of Year	$10.08	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.09)	(0.02)
Net realized and unrealized gain on investments	3.83	0.10
Total from investment operations	3.74	0.08
Less Distributions to Shareholders from:
Net investment income	(0.05)	—
From net realized gains on investment	(0.82)	—
Total distributions	(0.87)	—
Paid in capital from redemption fees	0.00 [3]	0.00 [3]
Net Asset Value, End of Year	$12.95	$10.08
Total Return[2]	39.67%	0.80%
Ratio of net expenses to average net assets (with offsets/ reductions)	2.05%	1.90% [4]
Ratio of expenses to average net assets (without offsets/reductions)	2.30%	3.81% [4]
Ratio of net investment income to average net assets (with offsets/reductions)	(0.79)%	(0.55)% [4]
Ratio of net investment income (loss) to average net assets (without offsets/reductions)	(1.04)%	(2.46)% [4]

Portfolio turnover	25%	49%
Net assets at end of year (000’s omitted)	$6,072	$374
*The Fund commenced operations on April 10, 2012
[1]	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.
[2]	Total returns are historical and assume changes in shares price and reinvestment of dividends and capital gain distributions, if any.
[3]	Amount is less than $.01 per share.
[4]	Annualized for periods less than one year.

Managers Investment Group	21

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How To Contact Us

AMG SOUTHERNSUN U.S. EQUITY FUND
INVESTMENT MANAGER AND ADMINISTRATOR
Managers Investment Group LLC
800 Connecticut Avenue
Norwalk, Connecticut 06854
203.299.3500 or 800.835.3879
SUBADVISOR
SouthernSun Asset Management, LLC
6070 Poplar Avenue
Suite 300
Memphis, Tennessee 38119
DISTRIBUTOR
Managers Distributors, Inc.
800 Connecticut Avenue
Norwalk, Connecticut 06854
CUSTODIAN
The Bank of New York Mellon
2 Hanson Place
Brooklyn, New York 10286
LEGAL COUNSEL
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199-3600
*Gemini Fund Services, LLC (“Gemini”) will serve as the Fund’s interim transfer agent, to facilitate the transition of the Predecessor Fund from the Gemini platform to the Trust’s service provider platform. BNY Mellon Investment Servicing (US) Inc. will be the Fund’s transfer agent following the transition.
TRANSFER AGENT*
Gemini Fund Services, LLC
80 Arkay Drive
Hauppauge, New York 11788
866.672.3863
TRUSTEES
Bruce B. Bingham
Christine C. Carsman
William E. Chapman, II
Edward J. Kaier
Kurt Keilhacker
Steven J. Paggioli
Richard F. Powers III
Eric Rakowski
Victoria Sassine
Thomas R. Schneeweis

Managers Investment Group	25

PROSPECTUS
Managers AMG Funds
March 31, 2014

WHERE TO FIND ADDITIONAL INFORMATION
The Fund's Statement of Additional Information (the “SAI”) contains additional information about the Fund and its investments. Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to shareholders. In the Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.
To request free copies of these materials or to make other inquiries, please contact the Fund:
•	By telephone: 800.835.3879
•	By mail: Managers Funds 800 Connecticut Avenue Norwalk, Connecticut 06854-2325
•	On the Internet: Electronic copies are available on our Web site at www.managersinvest.com
Information about the Fund, including the Fund's current SAI and Annual and Semi-Annual Reports, is on file with the Securities and Exchange Commission (the “SEC”). The Fund's SAI is incorporated by reference into (is legally part of) this Prospectus.
Reports and other information about the Fund are also available on the EDGAR database of the SEC’s Web site at http://www.sec.gov. You may obtain copies by electronic request, after paying a duplicating fee, via email to publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520. You may also review and copy information about the Fund at the SEC’s Public Reference Room in Washington, D.C. For access to the Reference Room, call 202.551.8090.
© 2014 Managers Investment Group LLC
Investment Company Act Registration Number 811-09521

managersinvest.com	As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.